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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    7/31

Date of reporting period:    10/31/2004

Item 1. Schedule of Investments.
---------------------------------

JANUS ADVISER BALANCED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                                    Value
-------------------------------------------------------------------------------------------------------------------------
Common Stock - 54.2%
Aerospace and Defense - 0.8%
        115,635    Lockheed Martin Corp.                                                                 $      6,370,332
Applications Software - 0.5%
        130,430    Microsoft Corp.                                                                              3,650,736
Automotive - Truck Parts and Equipment - Original - 0.8%
        120,270    Lear Corp.*,#                                                                                6,484,958
Beverages - Non-Alcoholic - 0.8%
        118,870    PepsiCo, Inc.                                                                                5,893,575
Brewery - 0.8%
        121,231    Anheuser-Busch Companies, Inc.                                                               6,055,488
Chemicals - Specialty - 1.1%
         52,577    Syngenta A.G.*                                                                               4,997,539
        209,125    Syngenta A.G. (ADR)*                                                                         3,981,740
                                                                                                                8,979,279
Computers - 1.3%
        115,370    IBM Corp.                                                                                   10,354,458
Computers - Peripheral Equipment - 0.5%
         43,830    Lexmark International Group, Inc. - Class A*                                                 3,642,711
Cosmetics and Toiletries - 1.3%
        200,635    Procter & Gamble Co.                                                                        10,268,499
Data Processing and Management - 0.8%
        139,605    Automatic Data Processing, Inc.                                                              6,057,461
Diversified Operations - 5.8%
         83,880    3M Co.                                                                                       6,506,572
        424,516    General Electric Co.                                                                        14,484,485
        258,835    Honeywell International, Inc.                                                                8,717,563
         38,890    Louis Vuitton Moet Hennessy S.A.**,#                                                         2,656,549
        427,765    Tyco International, Ltd. (New York Shares)**,#                                              13,324,879
                                                                                                               45,690,048
E-Commerce/Services - 0.5%
         26,585    eBay, Inc.*                                                                                  2,594,962
         75,755    IAC/InterActiveCorp*                                                                         1,637,823
                                                                                                                4,232,785
Electric Products - Miscellaneous - 0.4%
          8,170    Samsung Electronics Company, Ltd.**                                                          3,207,427
Electronic Components - Semiconductors - 1.7%
        532,733    Texas Instruments, Inc.                                                                     13,025,322
Entertainment Software - 0.3%
         50,660    Electronic Arts, Inc.*                                                                       2,275,647
Finance - Credit Card - 0.4%
         63,755    American Express Co.                                                                         3,383,478
Finance - Investment Bankers/Brokers - 5.4%
         33,120    Bear Stearns Companies, Inc.                                                                 3,138,120
        204,742    Citigroup, Inc.                                                                              9,084,403
         53,175    Goldman Sachs Group, Inc.                                                                    5,231,357
        382,095    JPMorgan Chase & Co.                                                                        14,748,866
         25,000    Lehman Brothers Holdings, Inc.                                                               2,053,750
        141,835    Merrill Lynch & Company, Inc.                                                                7,650,580
                                                                                                               41,907,076
Finance - Mortgage Loan Banker - 2.3%
        193,714    Countrywide Financial Corp.                                                                  6,185,288
        173,790    Freddie Mac                                                                                 11,574,414
                                                                                                               17,759,702
Financial Guarantee Insurance - 0.5%
         61,580    MGIC Investment Corp.                                                                        3,960,210
Food - Dairy Products - 0.2%
         46,590    Dean Foods Co.*                                                                              1,390,712
Food - Wholesale/Distribution - 0.2%
         50,225    Sysco Corp.                                                                                  1,620,761
Hotels and Motels - 3.3%
        305,585    Marriott International, Inc. - Class A#                                                     16,651,326
        191,135    Starwood Hotels & Resorts Worldwide, Inc.*                                                   9,122,874
                                                                                                               25,774,200
Medical - Drugs - 3.1%
         34,583    Novartis A.G.*                                                                               1,643,588
        179,002    Roche Holding A.G.*                                                                         18,236,169
         62,912    Sanofi-Aventis*,**                                                                           4,585,574
                                                                                                               24,465,331
Medical - HMO - 2.0%
        126,930    Aetna, Inc.*                                                                                12,058,350
         45,595    UnitedHealth Group, Inc.*                                                                    3,301,078
                                                                                                               15,359,428
Multimedia - 1.7%
        809,140    Time Warner, Inc.*,#                                                                        13,464,090
Networking Products - 0.6%
        243,600    Cisco Systems, Inc.*                                                                         4,679,556
Oil Companies - Integrated - 3.6%
        129,880    BP PLC (ADR)**                                                                               7,565,510
        265,805    Exxon Mobil Corp.                                                                           13,082,922
          5,876    Suncor Energy, Inc.                                                                            200,644
         33,727    Total S.A. - Class B**,#                                                                     6,993,118
                                                                                                               27,842,194
Pharmacy Services - 0.4%
        115,015    Caremark Rx, Inc.*                                                                           3,447,000
Publishing - Newspapers - 0.4%
         36,900    Gannett Company, Inc.                                                                        3,060,855
Reinsurance - 1.1%
          3,032    Berkshire Hathaway, Inc. - Class B*,#                                                        8,501,728
Retail - Building Products - 0.6%
        114,845    Home Depot, Inc.                                                                             4,717,833
Retail - Consumer Electronics - 1.5%
        203,115    Best Buy Company, Inc.                                                                      12,028,470
Retail - Discount - 0.9%
        142,665    Target Corp.                                                                                 7,136,103
Retail - Restaurants - 0.4%
         77,190    Yum! Brands, Inc.                                                                            3,357,765
Semiconductor Components/Integrated Circuits - 0.6%
         50,478    Linear Technology Corp.                                                                      1,912,107
         54,558    Maxim Integrated Products, Inc.                                                              2,400,006
                                                                                                                4,312,113
Soap and Cleaning Preparations - 1.2%
        343,694    Reckitt Benckiser PLC**                                                                      9,408,509
Super-Regional Banks - 0.7%
        127,960    Bank of America Corp.                                                                        5,731,328
Transportation - Railroad - 1.5%
        223,867    Canadian National Railway Co. (New York Shares)                                             12,100,011
Transportation - Services - 1.2%
         45,600    FedEx Corp.                                                                                  4,155,072
         64,325    United Parcel Service, Inc. - Class B                                                        5,093,254
                                                                                                                9,248,326
Web Portals/Internet Service Providers - 1.4%
        301,635    Yahoo!, Inc.*                                                                               10,916,171
Wireless Equipment - 1.6%
        704,235    Motorola, Inc.                                                                              12,155,096
-------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $360,251,552)                                                                        423,916,772
-------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 21.0%
Aerospace and Defense - 0.4%
$     1,005,000    Lockheed Martin Corp., 8.20% notes, due 12/1/09                                              1,197,846
      1,420,000    Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                            1,738,249
                                                                                                                2,936,095
Audio and Video Products - 0.2%
      1,495,000    Harman International Industries, Inc., 7.125% senior notes, due 2/15/07                      1,610,797
Automotive - Truck Parts and Equipment - Original - 1.1%
      3,585,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                      3,679,669
      1,295,000    Lear Corp., 5.75% company guaranteed notes, due 8/1/14 (144A)                                1,321,009
      3,745,000    Tenneco Automotive, Inc., 11.625% company guaranteed notes, due 10/15/09                     3,979,062
                                                                                                                8,979,740
Beverages - Non-Alcoholic - 0.5%
      1,685,000    Coca-Cola Enterprises, Inc., 5.375% notes, due 8/15/06                                       1,757,748
      1,590,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                       1,631,633
        595,000    Coca-Cola Enterprises, Inc., 6.125% notes, due 8/15/11                                         658,896
                                                                                                                4,048,277
Brewery - 1.8%
      1,625,000    Anheuser-Busch Companies, Inc., 5.65% notes, due 9/15/08                                     1,741,376
      1,770,000    Anheuser-Busch Companies, Inc., 5.375% notes, due 9/15/08                                    1,882,643
        300,000    Anheuser-Busch Companies, Inc., 5.125% notes, due 10/1/08                                      316,204
      1,600,000    Anheuser-Busch Companies, Inc., 5.75% notes, due 4/1/10                                      1,741,458
        696,000    Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11                                768,916
      1,390,000    Anheuser-Busch Companies, Inc., 7.55% debentures, due 10/1/30                                1,771,814
        325,000    Anheuser-Busch Companies, Inc., 6.80% debentures, due 1/15/31                                  385,278
        665,000    Anheuser-Busch Companies, Inc., 6.80% debentures, due 8/20/32                                  793,785
      2,225,000    Miller Brewing Co., 4.25% notes, due 8/15/08 (144A)                                          2,270,107
      2,200,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                          2,309,143
                                                                                                               13,980,724
Cable Television - 1.1%
      1,450,000    Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                          1,626,614
        445,000    Comcast Corp., 6.50% company guaranteed notes, due 1/15/15                                     486,652
      2,080,000    Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                          2,126,800
      3,459,000    TCI Communications, Inc., 6.875% senior notes, due 2/15/06                                   3,619,734
        670,000    TCI Communications, Inc., 7.875% debentures, due 8/1/13                                        792,235
                                                                                                                8,652,035
Casino Hotels - 0.3%
      1,890,000    Mandalay Resort Group, 6.50% senior notes, due 7/31/09                                       1,989,225
Cellular Telecommunications - 0.3%
      1,830,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                               1,985,550
Chemicals - Specialty - 0.3%
      2,280,000    International Flavors & Fragrances, Inc., 6.45% notes, due 5/15/06                           2,399,600
Computers - 0.3%
      2,205,000    Hewlett-Packard Co., 3.625% notes, due 3/15/08                                               2,220,223
Containers - Metal and Glass - 0.8%
      2,070,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                    2,256,300
      1,105,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09           1,212,738
      1,720,000    Owens-Illinois, Inc., 7.15% senior notes, due 5/15/05                                        1,763,000
      1,060,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                        1,107,700
                                                                                                                6,339,738
Containers - Paper and Plastic - 0.2%
      1,145,000    Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                           1,178,610
Diversified Financial Services - 0.9%
      2,985,000    General Electric Capital Corp., 2.85% notes, due 1/30/06                                     2,993,248
      2,663,000    General Electric Capital Corp., 5.35% notes, due 3/30/06                                     2,760,937
      1,385,000    General Electric Capital Corp., 6.75% notes, due 3/15/32                                     1,615,216
                                                                                                                7,369,401
Diversified Operations - 1.9%
      1,750,000    Honeywell International, Inc., 5.125% notes, due 11/1/06                                     1,822,114
      1,440,000    Honeywell International, Inc., 6.125% bonds, due 11/1/11                                     1,593,426
      2,185,000    Tyco International Group S.A., 5.875% company guaranteed notes, due 11/1/04**                2,185,000
      2,050,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 2/15/06**                 2,239,555
      2,470,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**               2,749,513
      3,685,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 1/15/13**                3,847,021
                                                                                                               14,436,629
Electric - Integrated - 0.6%
        580,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                            651,050
      3,055,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                             3,020,952
        215,000    Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                           213,460
        745,000    Pacific Gas and Electric Co., 4.20% first mortgage notes, due 3/1/11                           741,281
                                                                                                                4,626,743
Electronic Components - Semiconductors - 0.8%
      1,415,000    Freescale Semiconductor, Inc., 4.82% senior notes, due 7/15/09 (144A) (omega)                1,464,525
      2,030,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)                       2,151,800
      2,760,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                       2,925,600
                                                                                                                6,541,925
Finance - Auto Loans - 0.4%
      1,350,000    General Motors Acceptance Corp., 4.375% notes, due 12/10/07                                  1,350,852
      1,440,000    General Motors Acceptance Corp., 6.875% notes, due 8/28/12                                   1,499,109
                                                                                                                2,849,961
Finance - Consumer Loans - 0.3%
      2,060,000    Household Finance Corp., 4.75% notes, due 5/15/09                                            2,137,788
Finance - Investment Bankers/Brokers - 0.6%
        433,000    Charles Schwab Corp., 8.05% senior notes, due 3/1/10                                           506,297
      2,494,000    Citigroup, Inc., 5.00% subordinated notes, due 9/15/14 (144A) ss.                            2,530,402
      2,025,000    JPMorgan Chase & Co., 3.80% notes, due 10/2/09                                               2,014,772
                                                                                                                5,051,471
Finance - Mortgage Loan Banker - 0.3%
      2,590,000    Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07                    2,563,706
Food - Dairy Products - 0.1%
        895,000    Dean Foods Co., 8.15% senior notes, due 8/1/07                                                 971,075
Food - Diversified - 0.3%
      1,870,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                 1,832,856
        700,000    Kellogg Co., 7.45% debentures, due 4/1/31                                                      876,286
                                                                                                                2,709,142
Food - Retail - 0.1%
        579,000    Fred Meyer, Inc., 7.45% company guaranteed notes, due 3/1/08                                   647,674
Food - Wholesale/Distribution - 0.1%
        750,000    Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09 (144A)             809,816
Hotels and Motels - 0.1%
        780,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                          897,000
Independent Power Producer - 0.4%
      2,825,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                       3,135,750
Investment Companies - 0.2%
      1,505,000    Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                              1,509,915
Medical - HMO - 0.1%
        596,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                             619,307
Multi-Line Insurance - 0.2%
      1,430,000    AIG SunAmerica Global Financial IX, Inc., 5.10% notes, due 1/17/07 (144A)                    1,490,147
Multimedia - 1.4%
      1,125,000    Historic TW, Inc., 9.15% debentures, due 2/1/23                                              1,482,149
      3,870,000    Time Warner, Inc., 5.625% company guaranteed notes, due 5/1/05                               3,928,437
      2,580,000    Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                                2,759,798
      1,045,000    Time Warner, Inc., 7.70% company guaranteed notes, due 5/1/32                                1,251,427
        615,000    Viacom, Inc., 7.70% company guaranteed notes, due 7/30/10                                      722,468
        400,000    Viacom, Inc., 7.875% company guaranteed notes, due 7/30/30                                     505,756
                                                                                                               10,650,035
Oil - Field Services - 0.1%
        730,000    Hanover Equipment Trust 2001A, 8.50% secured notes, due 9/1/08 (omega)                         790,225
Oil Companies - Exploration and Production - 0.1%
        530,000    El Paso Production Holding Co., 7.75% company guaranteed notes, due 6/1/13                     552,525
Oil Companies - Integrated - 0.2%
        505,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                      522,675
      1,010,000    El Paso CGP Co., 7.42% notes, due 2/15/37                                                      873,650
                                                                                                                1,396,325
Oil Refining and Marketing - 0.4%
      1,815,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                  1,849,524
      1,215,000    Tesoro Petroleum Corp., 9.625% senior subordinated notes, due 4/1/12                         1,418,513
                                                                                                                3,268,037
Paper and Related Products - 0.2%
      1,600,000    Georgia-Pacific Corp., 8.875% company guaranteed notes, due 2/1/10                           1,884,000
Pharmacy Services - 0.3%
      2,340,000    Medco Health Solutions, Inc., 7.25% senior notes, due 8/15/13                                2,599,576
Pipelines - 1.0%
      4,385,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                               4,406,924
        805,000    El Paso Corp., 7.875% notes, due 6/15/12                                                       839,213
        810,000    El Paso Corp., 7.75% senior notes, due 1/15/32                                                 745,200
      1,870,000    Sonat, Inc., 6.875% notes, due 6/1/05                                                        1,895,713
                                                                                                                7,887,050
Retail - Apparel and Shoe - 0.4%
      3,000,000    Gap, Inc., 6.90% notes, due 9/15/07                                                          3,255,000
Retail - Discount - 0.7%
      3,330,000    Wal-Mart Stores, Inc., 5.45% senior notes, due 8/1/06                                        3,483,583
      1,440,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                      1,639,349
                                                                                                                5,122,932
Retail - Major Department Stores - 0.1%
        830,000    May Department Stores Co., 4.80% notes, due 7/15/09 (144A)                                     850,240
Rubber - Tires - 0.2%
      2,020,000    Goodyear Tire & Rubber Co., 7.857% notes, due 8/15/11                                        1,913,950
Telecommunication Services - 0.2%
      1,850,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                       1,882,751
Telephone - Integrated - 0.2%
      1,200,000    Sprint Capital Corp., 8.375% notes, due 3/15/12                                              1,472,741
Television - 0.1%
        900,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**             999,838
Textile-Home Furnishings - 0.3%
      1,920,000    Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                            2,223,880
Transportation - Railroad - 0.2%
        515,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                         524,053
      1,035,000    Canadian National Railway Co., 6.25% bonds, due 8/1/34                                       1,115,206
                                                                                                                1,639,259
Wireless Equipment - 0.2%
      1,255,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                        1,327,163
-------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $158,661,644)                                                                     164,403,591
-------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
            189    Ono Finance PLC - expires 5/31/09 (144A)*,**,ss. (cost $0)                                           2
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.6%
      5,875,000    Fannie Mae, 2.00%, due 1/15/06                                                               5,840,179
      7,810,000    Fannie Mae, 2.125%, due 4/15/06                                                              7,762,327
      4,855,000    Fannie Mae, 5.50%, due 5/2/06                                                                5,052,278
      1,815,000    Fannie Mae, 4.75%, due 1/2/07                                                                1,881,433
      4,600,000    Fannie Mae, 5.00%, due 1/15/07                                                               4,810,409
      3,620,000    Fannie Mae, 3.25%, due 11/15/07                                                              3,636,294
      1,185,000    Fannie Mae, 2.50%, due 6/15/08                                                               1,154,611
      2,020,000    Fannie Mae, 5.25%, due 1/15/09                                                               2,159,136
        930,000    Fannie Mae, 6.375%, due 6/15/09                                                              1,039,443
      2,297,000    Fannie Mae, 6.25%, due 2/1/11                                                                2,550,414
      3,306,000    Fannie Mae, 5.375%, due 11/15/11                                                             3,562,013
      3,535,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                            3,514,592
      2,575,000    Freddie Mac, 4.25%, due 6/15/05                                                              2,606,176
      7,130,000    Freddie Mac, 1.875%, due 2/15/06                                                             7,069,866
      7,750,000    Freddie Mac, 2.375%, due 4/15/06                                                             7,724,703
      1,900,000    Freddie Mac, 5.75%, due 4/15/08                                                              2,058,090
        530,000    Freddie Mac, 5.75%, due 3/15/09                                                                578,606
        665,000    Freddie Mac, 7.00%, due 3/15/10                                                                768,586
        975,000    Freddie Mac, 5.875%, due 3/21/11                                                             1,065,523
      1,777,000    Freddie Mac, 6.25%, due 7/15/32                                                              2,036,796
-------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $66,192,937)                                                              66,871,475
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 8.6%
      4,325,000    U.S. Treasury Notes, 4.625%, due 5/15/06                                                     4,470,463
      1,595,000    U.S. Treasury Notes, 2.625%, due 5/31/06                                                     1,596,932
      5,125,000    U.S. Treasury Notes, 3.50%, due 11/15/06                                                     5,219,290
      4,085,000    U.S. Treasury Notes, 5.625%, due 5/15/08                                                     4,448,181
      3,280,000    U.S. Treasury Notes, 2.625%, due 5/15/08                                                     3,243,356
      2,155,000    U.S. Treasury Notes, 3.125%, due 4/15/09                                                     2,149,192
      4,925,000    U.S. Treasury Notes, 6.00%, due 8/15/09                                                      5,519,270
      1,795,000    U.S. Treasury Notes, 5.75%, due 8/15/10                                                      2,007,384
      2,065,000    U.S. Treasury Notes, 5.00%, due 8/15/11                                                      2,230,119
      1,515,000    U.S. Treasury Notes, 4.25%, due 8/15/14                                                      1,541,749
      4,284,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                     5,434,657
        887,000    U.S. Treasury Bonds, 8.125%, due 8/15/19                                                     1,225,100
      3,479,000    U.S. Treasury Bonds, 7.875%, due 2/15/21                                                     4,752,234
      3,444,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                      4,481,236
      4,575,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                     5,404,219
      3,891,000    U.S. Treasury Bonds, 6.00%, due 2/15/26                                                      4,490,914
      2,188,000    U.S. Treasury Bonds, 5.25%, due 2/15/29                                                      2,308,767
      2,768,000    U.S. Treasury Bonds, 6.25%, due 5/15/30                                                      3,328,520
      3,205,000    U.S. Treasury Bonds, 5.375%, due 2/15/31                                                     3,481,056
-------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $64,978,840)                                                             67,332,639
-------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.3%
     33,555,272    State Street Navigator Securities Lending Prime Portfolio+ (cost $33,555,272)               33,555,272
-------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 3.3%
                   Federal Home Loan Bank System
$    26,000,000      1.69%, 11/1/04 (amortized cost $26,000,000)                                               26,000,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $709,640,245) - 100%                                                       $    782,079,751
=========================================================================================================================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                          OCTOBER 31, 2004 (UNAUDITED)

Country                                 Value         % of Investment Securities

Bermuda                           $    13,324,879                  1.7%
Canada                                 13,939,914                  1.8
France                                 14,235,241                  1.8
Luxembourg                             11,021,089                  1.4
South Korea                             3,207,427                  0.4
Switzerland                            28,859,036                  3.7
United Kingdom                         17,973,859                  2.3
United States++                       679,518,306                 86.9

      Total                       $   782,079,751                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (79.3% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

                                    CURRENCY     CURRENCY VALUE    UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE  UNITS SOLD       IN $ U.S.      GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 11/19/04                2,400,000    $  4,390,166    $    (75,903)
British Pound 4/15/05                 2,250,000       4,073,470         (78,370)
Euro 4/15/05                          5,425,000       6,902,939        (144,938)
South Korean Won 11/12/04         1,525,000,000       1,361,704         (75,653)
South Korean Won 11/15/04           200,000,000         178,570         (12,274)
--------------------------------------------------------------------------------
Total                                              $ 16,906,849    $   (387,138)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)     Rate is subject to change. Rate shown reflects current rate.
#           Loaned security, a portion or all of the security is on loan as of
            October 31, 2004.
+           The security is purchased with the cash collateral received from securities on loan.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                                           Value as a %
                                                        Acquisition          Acquisition                     of Total
                                                           Date                 Cost            Value      Investments
----------------------------------------------------------------------------------------------------------------------
JANUS ADVISER BALANCED FUND
Citigroup, Inc., 5.00%
  senior subordinated notes, due 9/15/14 (144A)     6/4/01 - 12/18/02       $  2,194,454    $  2,530,402       0.3%
Ono Finance PLC - expires 5/31/09 (144A)                 10/27/99                      0               2       0.0%
----------------------------------------------------------------------------------------------------------------------
                                                                               2,194,454       2,530,404       0.3%

The Fund has registration rights for certain restricted securities held as of October 31, 2004. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2004.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                       $   74,455,813
--------------------------------------------------------------------------------

JANUS ADVISER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 84.4%
Athletic Footwear - 5.6%
     777,925     NIKE, Inc. - Class B                            $   63,253,082
Batteries and Battery Systems - 2.7%
     669,460     Energizer Holdings, Inc.*,#                         31,083,028
Cosmetics and Toiletries - 3.3%
     723,390     Procter & Gamble Co.                                37,023,100
Diversified Operations - 3.6%
     529,905     3M Co.                                              41,104,731
E-Commerce/Products - 1.0%
     327,355     Amazon.com, Inc.*,#                                 11,172,626
E-Commerce/Services - 5.8%
     671,190     eBay, Inc.*                                         65,514,856
Electronic Components - Semiconductors - 2.0%
     925,155     Texas Instruments, Inc.                             22,620,040
Entertainment Software - 4.5%
   1,136,545     Electronic Arts, Inc.*                              51,053,601
Finance - Consumer Loans - 2.7%
     682,120     SLM Corp.                                           30,872,751
Finance - Investment Bankers/Brokers - 2.9%
     331,245     Goldman Sachs Group, Inc.                           32,587,883
Finance - Mortgage Loan Banker - 0.5%
     176,420     Countrywide Financial Corp.                          5,633,091
Medical - Biomedical and Genetic - 5.4%
   1,335,970     Genentech, Inc.*                                    60,826,714
Medical - Drugs - 2.1%
     527,180     Forest Laboratories, Inc.*                          23,512,228
Medical - HMO - 13.4%
     510,360     Aetna, Inc.*                                        48,484,200
   1,435,325     UnitedHealth Group, Inc.*                          103,917,530
                                                                    152,401,730
Medical Instruments - 1.6%
     354,920     Medtronic, Inc.                                     18,139,961
Networking Products - 1.1%
     643,560     Cisco Systems, Inc.*                                12,362,788
Optical Supplies - 0.7%
     107,025     Alcon, Inc. (New York Shares)*,#                     7,620,180
Radio - 2.4%
     826,110     XM Satellite Radio Holdings, Inc.- Class A*,#       26,699,875
Retail - Auto Parts - 3.6%
     614,070     Advance Auto Parts, Inc.*,#                         24,022,419
     202,130     AutoZone, Inc.*                                     16,536,255
                                                                     40,558,674
Retail - Regional Department Stores - 2.8%
     634,690     Kohl's Corp.*                                       32,216,864
Super-Regional Banks - 9.4%
   1,467,640     Bank of America Corp.                               65,735,596
     691,460     Wells Fargo & Co.                                   41,293,991
                                                                    107,029,587
Transportation - Services - 3.3%
     469,880     United Parcel Service, Inc. - Class B               37,205,098
Web Portals/Internet Service Providers - 1.7%
     523,540     Yahoo!, Inc.*                                       18,946,913
Wireless Equipment - 2.3%
     620,300     QUALCOMM, Inc.                                      25,934,743
--------------------------------------------------------------------------------
Total Common Stock (cost $706,452,933)                              955,374,144
--------------------------------------------------------------------------------
Other Securities - 4.7%
  52,901,024     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $52,901,024)               52,901,024
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 10.9%
                 Fannie Mae
  25,000,000       1.92%, 12/29/04                                   24,937,500
                 Federal Home Loan Bank System
  49,100,000       1.69%, 11/1/04                                    49,100,000
                 Federal Home Loan Bank System
  50,000,000       1.86%, due 1/5/05                                 49,812,500
--------------------------------------------------------------------------------
Total Short-Term U.S. Government Agencies (cost $123,854,751)       123,850,000
--------------------------------------------------------------------------------
Total Investments (total cost $883,208,708) - 100%               $1,132,125,168
================================================================================

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Switzerland                       $     7,620,180                  0.7%
United States++                     1,124,504,988                 99.3

   Total                          $ 1,132,125,168                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (83.7% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Capital Appreciation Fund                          $   52,901,024
--------------------------------------------------------------------------------

JANUS ADVISER CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 94.9%
Aerospace and Defense - 1.4%
      10,150     Lockheed Martin Corp.                           $      559,164
Agricultural Chemicals - 1.6%
      11,540     Mosaic Co.*                                            173,562
       6,780     Potash Corporation of Saskatchewan, Inc.
                   (New York Shares)*                                   452,836
                                                                        626,398
Applications Software - 1.5%
      21,190     Microsoft Corp.                                        593,108
Audio and Video Products - 0.7%
       2,310     Harman International Industries, Inc.                  277,616
Automotive - Truck Parts and Equipment - Original - 1.1%
       8,170     Lear Corp.*                                            440,526
Beverages - Non-Alcoholic - 0.8%
       6,655     PepsiCo, Inc.                                          329,955
Brewery - 1.0%
       8,401     Anheuser-Busch Companies, Inc.                         419,630
Chemicals - Specialty - 1.4%
      24,500     Syngenta A.G. (ADR)*                                   466,480
       1,008     Syngenta A.G.*                                          95,812
                                                                        562,292
Computers - 1.7%
       7,520     IBM Corp.                                              674,920
Computers - Peripheral Equipment - 0.6%
       3,115     Lexmark International Group, Inc. - Class A*           258,888
Cosmetics and Toiletries - 2.0%
      15,850     Procter & Gamble Co.                                   811,203
Data Processing and Management - 0.8%
       7,710     Automatic Data Processing, Inc.                        334,537
Diversified Operations - 11.8%
       6,705     3M Co.                                                 520,107
      38,784     General Electric Co.                                 1,323,309
      25,225     Honeywell International, Inc.                          849,578
       3,948     Louis Vuitton Moet Hennessy S.A.**                     269,685
      39,868     Smiths Group PLC**                                     544,591
      39,205     Tyco International, Ltd. (New York Shares)           1,221,236
                                                                      4,728,506
E-Commerce/Services - 1.2%
       2,580     eBay, Inc.*                                            251,834
      10,420     IAC/InterActiveCorp*                                   225,280
                                                                        477,114
Electric Products - Miscellaneous - 0.8%
         798     Samsung Electronics Company, Ltd.**                    313,284
Electronic Components - Semiconductors - 2.8%
      46,815     Texas Instruments, Inc.                              1,144,627
Entertainment Software - 0.5%
       4,490     Electronic Arts, Inc.*                                 201,691
Finance - Credit Card - 0.4%
       3,175     American Express Co.                                   168,497
Finance - Investment Bankers/Brokers - 8.7%
       3,115     Bear Stearns Companies, Inc.                           295,146
      18,281     Citigroup, Inc.                                        811,128
       4,285     Goldman Sachs Group, Inc.                              421,558
      37,420     JPMorgan Chase & Co.                                 1,444,412
       9,165     Merrill Lynch & Company, Inc.                          494,360
                                                                      3,466,604
Finance - Mortgage Loan Banker - 4.0%
      15,138     Countrywide Financial Corp.                            483,356
      17,230     Freddie Mac                                          1,147,518
                                                                      1,630,874
Financial Guarantee Insurance - 1.2%
       7,535     MGIC Investment Corp.                                  484,576
Food - Dairy Products - 0.3%
       3,940     Dean Foods Co.*                                        117,609
Food - Wholesale/Distribution - 0.5%
       6,760     Sysco Corp.                                            218,145
Hotels and Motels - 6.5%
       2,900     Four Seasons Hotels, Inc.                              196,098
      28,295     Marriott International, Inc. - Class A               1,541,794
      17,635     Starwood Hotels & Resorts Worldwide, Inc.*             841,719
                                                                      2,579,611
Machinery - Construction and Mining - 1.1%
      16,905     Komatsu, Ltd. (ADR)                                    453,054
Medical - Biomedical and Genetic - 0.7%
       8,910     Celgene Corp.*                                         263,914
Medical - Drugs - 4.8%
       1,590     Novartis A.G. (ADR)*                                    76,336
      14,552     Roche Holding A.G.*                                  1,482,513
       4,932     Sanofi-Aventis*,**                                     359,487
                                                                      1,918,336
Medical - HMO - 3.2%
      10,820     Aetna, Inc.*                                         1,027,900
       3,690     UnitedHealth Group, Inc.*                              267,156
                                                                      1,295,056
Multimedia - 2.5%
      60,755     Time Warner, Inc.*                                   1,010,963
Networking Products - 1.0%
      21,590     Cisco Systems, Inc.*                                   414,744
Oil Companies - Integrated - 5.9%
       7,275     BP PLC (ADR)**                                         423,769
      25,215     Exxon Mobil Corp.                                    1,241,082
         382     Suncor Energy, Inc.                                     13,044
       1,085     Total S.A. (ADR)**                                     113,144
       2,669     Total S.A. - Class B**                                 553,403
                                                                      2,344,442
Pharmacy Services - 0.6%
       8,730     Caremark Rx, Inc.*                                     261,638
Pipelines - 0.2%
       2,362     Kinder Morgan Management LLC*                           97,433
Publishing - Newspapers - 0.5%
       2,645     Gannett Company, Inc.                                  219,403
Reinsurance - 2.2%
         322     Berkshire Hathaway, Inc. - Class B*                    902,888
Respiratory Products - 0.2%
       1,660     Respironics, Inc.*                                      84,809
Retail - Building Products - 0.6%
       6,240     Home Depot, Inc.                                       256,339
Retail - Consumer Electronics - 2.7%
      18,565     Best Buy Company, Inc.                               1,099,419
Retail - Discount - 1.1%
       8,490     Target Corp.                                           424,670
Retail - Restaurants - 0.7%
       6,900     Yum! Brands, Inc.                                      300,150
Semiconductor Components/Integrated Circuits - 0.9%
       5,027     Linear Technology Corp.                                190,423
       3,679     Maxim Integrated Products, Inc.                        161,839
                                                                        352,262
Soap and Cleaning Preparations - 1.7%
      25,595     Reckitt Benckiser PLC**                                700,655
Super-Regional Banks - 1.1%
       9,695     Bank of America Corp.                                  434,239
Therapeutics - 0.6%
       5,605     Neurocrine Biosciences, Inc.*                          260,913
Transportation - Railroad - 2.9%
      21,400     Canadian National Railway Co. (New York Shares)      1,156,670
Transportation - Services - 1.5%
       3,535     FedEx Corp.                                            322,109
       3,320     United Parcel Service, Inc. - Class B                  262,878
                                                                        584,987
Web Portals/Internet Service Providers - 2.0%
      22,645     Yahoo!, Inc.*                                          819,523
Wireless Equipment - 2.9%
      67,670     Motorola, Inc.                                       1,167,984
--------------------------------------------------------------------------------
Total Common Stock (cost $31,949,957)                                38,243,866
--------------------------------------------------------------------------------
Corporate Bonds - 0%
Brewery - 0%
$      5,000     Anheuser-Busch Companies, Inc., 6.00% senior
                   notes, due 4/15/11 (cost $4,978)                       5,524
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
Automotive - Cars and Light Trucks - 0.4%
         272     Porsche A.G.**(cost $109,994)                          172,999
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 4.7%
                 Federal Home Loan Bank System
$  1,900,000       1.69%, 11/1/04 (amortized cost $1,900,000)         1,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $33,964,929) - 100%                $    40,322,389
================================================================================


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                           $     1,221,236                  3.0%
Canada                                  1,818,648                  4.5
France                                  1,295,719                  3.2
Germany                                   172,999                  0.4
Japan                                     453,054                  1.1
South Korea                               313,284                  0.8
Switzerland                             2,121,141                  5.3
United Kingdom                          1,669,015                  4.2
United States++                        31,257,293                 77.5

      Total                       $    40,322,389                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (72.8% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

                                     CURRENCY    CURRENCY VALUE     UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE   UNITS SOLD     IN $ U.S.       GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 11/19/04                  310,000    $    567,063    $    (11,906)
British Pound 4/15/05                   100,000         181,043          (3,483)
Euro 4/15/05                            525,000         668,026         (14,810)
South Korean Won 11/15/04           175,000,000         156,249         (10,740)
--------------------------------------------------------------------------------
Total                                              $  1,572,381    $    (40,939)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.


Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Core Equity Fund                                   $    5,572,157
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                                    Value
-------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 43.6%
Aerospace and Defense - 0.2%
$       175,000    Northrop Grumman Corp., 4.079% notes, due 11/16/06                                    $        178,101
Agricultural Operations - 0.3%
        325,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                     328,485
Automotive - Cars and Light Trucks - 0.1%
        125,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                         129,693
Beverages - Non-Alcoholic - 0.4%
        400,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                         410,474
Brewery - 0.8%
        125,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                  134,127
         75,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                        79,297
        185,000    Coors Brewing Co., 6.375% company guaranteed notes, due 5/15/12                                205,196
        180,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                            188,930
        125,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                140,670
                                                                                                                  748,220
Building - Residential and Commercial - 0.2%
        125,000    D.R. Horton, Inc., 4.875% notes, due 1/15/10                                                   124,375
        100,000    KB Home, 5.75% senior notes, due 2/1/14                                                         99,250
                                                                                                                  223,625
Cable Television - 0.8%
        425,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                  463,467
        300,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                     322,655
                                                                                                                  786,122
Cellular Telecommunications - 0.8%
        200,000    Nextel Communications, Inc., 9.375% senior notes, due 11/15/09                                 209,750
        275,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                 298,375
        200,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                   222,000
         75,000    Western Wireless Corp., 9.25% senior notes, due 7/15/13                                         79,875
                                                                                                                  810,000
Chemicals - Specialty - 0.2%
        125,000    Lubrizol Corp., 5.50% senior notes, due 10/1/14                                                126,037
        100,000    Lubrizol Corp., 6.50% debentures, due 10/1/34                                                  100,783
                                                                                                                  226,820
Commercial Banks - 1.5%
        255,000    BB&T Corp., 5.20% subordinated notes, due 12/23/15                                             261,956
        175,000    Hudson United Bank, 7.00% subordinated notes, due 5/15/12                                      196,849
        275,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                         278,078
        125,000    U.S. Bank National Association, 4.95% subordinated notes, due 10/30/14                         127,062
        300,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                           299,208
        275,000    Zions Bancorporation, 6.00% subordinated notes, due 9/15/15                                    294,982
                                                                                                                1,458,135
Computers - 0.3%
        250,000    IBM Corp., 2.375% notes, due 11/1/06                                                           248,279
Consumer Products - Miscellaneous - 1.0%
        525,000    Dial Corp., 7.00% senior notes, due 8/15/06                                                    561,818
        320,000    Dial Corp., 6.50% senior notes, due 9/15/08                                                    350,225
                                                                                                                  912,043
Containers - Metal and Glass - 1.5%
        135,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                      147,150
        115,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09             126,213
        125,000    Owens-Brockway Glass Container, Inc., 7.75% company guaranteed notes, due 5/15/11              135,938
        250,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                          265,000
        745,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                          778,524
                                                                                                                1,452,825
Cosmetics and Toiletries - 0.9%
        555,000    Gillette Co., 4.125% senior notes, due 8/30/07 (omega)                                         570,294
        285,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                 297,325
                                                                                                                  867,619
Cruise Lines - 0.1%
        105,000    Royal Caribbean Cruises, Ltd., 6.875% senior notes, due 12/1/13                                115,238
Data Processing and Management - 0.3%
        250,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                         244,527
Diversified Financial Services - 0.6%
        100,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                        100,291
        275,000    General Electric Capital Corp., 3.75% notes, due 12/15/09                                      273,754
        185,000    General Electric Capital Corp., 6.00% notes, due 6/15/12                                       203,121
                                                                                                                  577,166
Diversified Operations - 1.6%
        325,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                  339,289
        450,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06**                    471,259
        150,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08**                  163,334
        275,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                 306,120
        225,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                  245,805
                                                                                                                1,525,807
Electric - Generation - 0.5%
        450,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A) (omega),ss.               507,375
Electric - Integrated - 6.1%
        125,000    CenterPoint Energy, Inc., 5.875% senior notes, due 6/1/08                                      131,629
        125,000    CenterPoint Energy, Inc., 6.85% senior notes, due 6/1/15                                       138,084
         75,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                               80,438
        200,000    Consumers Energy Co., 4.40% first mortgage notes, due 8/15/09 (144A)                           202,658
        185,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                    193,317
        550,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                               543,870
        300,000    Monongahela Power Co., 6.70% first mortgage notes, due 6/15/14 (144A)                          329,429
        125,000    NiSource, Inc., 3.628% notes, due 11/1/06                                                      125,783
        100,000    Northern States Power Co., 2.875% first mortgage notes, due 8/1/06                              99,997
        145,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                           145,218
         50,000    Public Service Company of Colorado, 6.875% senior notes, due 7/15/09                            56,068
        300,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                      349,259
        100,000    Southern California Edison Co., 5.00% first mortgage notes, due 1/15/14                        102,446
        200,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                        211,269
        225,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                         229,724
        225,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                              233,662
        670,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                    703,834
        775,000    TXU Corp., 6.375% notes, due 1/1/08                                                            839,392
        325,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                368,997
        300,000    Xcel Energy, Inc., 3.40% senior notes, due 7/1/08                                              296,631
        325,000    Xcel Energy, Inc., 7.00% senior notes, due 12/1/10                                             370,549
                                                                                                                5,752,254
Electronic Components - Semiconductors - 0.5%
        125,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                           125,313
        150,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)                         159,000
        150,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                         159,000
                                                                                                                  443,313
Fiduciary Banks - 0.3%
        325,000    Bank of New York Company, Inc., 3.625% senior notes, due 1/15/09                               324,227
Finance - Auto Loans - 1.0%
        200,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                              217,520
        125,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13                                                132,007
        450,000    General Motors Acceptance Corp., 6.125% notes, due 9/15/06                                     467,067
        150,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due 1/14/09                153,981
                                                                                                                  970,575
Finance - Commercial - 0.5%
        100,000    Caterpillar Financial Services Corp., 2.35% notes, due 9/15/06                                  98,921
        400,000    Caterpillar Financial Services Corp., 3.10% notes, due 5/15/07                                 400,284
                                                                                                                  499,205
Finance - Consumer Loans - 1.6%
        500,000    Household Finance Corp., 4.625% notes, due 1/15/08                                             517,591
        160,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                            161,637
        255,000    John Deere Capital Corp., 3.375% senior notes, due 10/1/07                                     255,294
        400,000    SLM Corp., 3.95% notes, due 8/15/08                                                            405,603
        150,000    SLM Corp., 5.11% notes, due 1/31/14 (omega)                                                    152,328
                                                                                                                1,492,453
Finance - Credit Card - 0.2%
        175,000    Capital One Bank, 5.75% notes, due 9/15/10                                                     187,013
Finance - Investment Bankers/Brokers - 0.4%
        400,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                         400,641
Finance - Other Services - 0.3%
        250,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                        260,313
Food - Diversified - 1.4%
         45,000    Del Monte Corp., 9.25% company guaranteed notes, due 5/15/11                                    49,725
        110,000    Del Monte Corp., 8.625% senior subordinated notes, due 12/15/12 (omega)                        124,025
        400,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                405,603
         50,000    General Mills, Inc., 6.00% notes, due 2/15/12                                                   54,384
        550,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                   539,076
        125,000    Kellogg Co., 6.60% notes, due 4/1/11                                                           141,660
                                                                                                                1,314,473
Foreign Government - 0.5%
        125,000    China Development Bank, 4.75% notes, due 10/8/14                                               123,545
        200,000    United Mexican States, 4.625% notes, due 10/8/08                                               203,400
        150,000    United Mexican States, 6.625% notes, due 3/3/15                                                160,800
                                                                                                                  487,745
Funeral Services and Related Items - 0%
         12,000    Service Corporation International, 6.00% notes, due 12/15/05                                    12,270
Gas - Distribution - 0.8%
        250,000    Atmos Energy Corp., 4.95% notes, due 10/15/14                                                  249,818
        475,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                          554,872
                                                                                                                  804,690
Hotels and Motels - 0.9%
        850,000    Starwood Hotels & Resorts Worldwide, Inc., 6.75% notes, due 11/15/05                           875,500
Independent Power Producer - 0.4%
        300,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                         337,500
Investment Management and Advisory Services - 0.3%
        250,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                             251,601
Leisure and Recreation Products - 0%
         25,000    K2, Inc., 7.375% senior notes, due 7/1/14 (144A)                                                27,250
Leisure, Recreation and Gaming - 0.2%
        150,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                163,500
Life and Health Insurance - 0.8%
        275,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A) ss.                                        287,903
        400,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                               443,059
                                                                                                                  730,962
Machine Tools and Related Products - 0.6%
        550,000    Kennametal, Inc., 7.20% senior notes, due 6/15/12                                              611,872
Medical - HMO - 0.6%
        350,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                      347,320
        185,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                     194,181
                                                                                                                  541,501
Medical - Nursing Homes - 0.4%
         50,000    Genesis HealthCare Corp., 8.00% senior subordinated notes, due 10/15/13                         54,375
        325,000    Manor Care, Inc., 6.25% company guaranteed notes, due 5/1/13                                   348,653
                                                                                                                  403,028
Medical Products - 0.1%
         50,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due 6/15/11           54,875
Metal - Diversified - 0.4%
        350,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                         392,875
Metal Processors and Fabricators - 0.2%
        150,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                        154,523
Money Center Banks - 0.1%
        125,000    Rabobank Capital Funding Trust III, 5.254% subordinated notes, due 10/29/49 (144A) (omega)     126,402
Motorcycle and Motor Scooter Manufacturing - 0.3%
        250,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                       250,040
Multimedia - 0.8%
         50,000    Corus Entertainment, Inc., 8.75% senior subordinated notes, due 3/1/12                          55,750
        420,000    News America, Inc., 6.625% senior notes, due 1/9/08                                            459,643
        250,000    Time Warner, Inc., 6.125% company guaranteed notes, due 4/15/06                                261,348
                                                                                                                  776,741
Networking Products - 0%
          4,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures,
                   due 5/1/03 (144A) (omega), (delta), (sigma), ss.                                                     0
Non-Hazardous Waste Disposal - 0.7%
        600,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                        695,173
Oil Companies - Exploration and Production - 1.6%
        550,000    Anadarko Petroleum Corp., 3.25% notes, due 5/1/08                                              545,851
        420,000    Devon Energy Corp., 2.75% senior notes, due 8/1/06                                             418,027
         75,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                              85,500
        275,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                   302,869
         52,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                      59,410
         75,000    Pemex Project Funding Master Trust, 6.125% company guaranteed notes, due 8/15/08                79,500
         50,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due 2/1/22 (omega)         57,750
                                                                                                                1,548,907
Oil Companies - Integrated - 1.0%
        500,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                         506,130
        125,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                      129,375
        150,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                   158,696
        175,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                           177,057
                                                                                                                  971,258
Oil Field Machinery and Equipment - 0.2%
        200,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                          196,539
Oil Refining and Marketing - 0.3%
         75,000    Enterprise Products Operating L.P., Series B, 6.375% company guaranteed notes, due 2/1/13       81,101
        125,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                    127,378
         50,000    Enterprise Products Operating L.P., 6.65% senior notes, due 10/15/34 (144A)                     50,979
                                                                                                                  259,458
Paper and Related Products - 0.1%
         50,000    Boise Cascade LLC, 5.005% senior notes, due 10/15/12 (144A) (omega)                             51,125
         50,000    Boise Cascade LLC, 7.125% senior subordinated notes, due 10/15/14 (144A)                        52,190
                                                                                                                  103,315
Physician Practice Management - 0.1%
         50,000    US Oncology, Inc., 9.00% senior notes, due 8/15/12 (144A)                                       54,000
Pipelines - 1.5%
        125,000    Duke Capital LLC, 5.668% notes, due 8/15/14                                                    129,435
         75,000    El Paso Corp., 7.875% notes, due 6/15/12                                                        78,188
        250,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                    261,564
        234,719    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18 (144A)(omega)           238,700
        187,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                    183,757
        250,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                               258,363
        275,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13                           286,422
                                                                                                                1,436,429
Printing - Commercial - 0.1%
        125,000    R. R. Donnelley & Sons Co., 3.75% notes, due 4/1/09                                            124,544
Property and Casualty Insurance - 0.8%
        250,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14                                         259,017
        200,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                 195,467
        275,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                  291,940
                                                                                                                  746,424
Publishing - Periodicals - 0.3%
         45,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                              55,913
        122,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                      144,265
         75,000    Dex Media, Inc., 8.00% notes, due 11/15/13                                                      80,250
                                                                                                                  280,428
Radio - 0.1%
         78,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                            91,845
Reinsurance - 0.2%
        200,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                        200,802
Retail - Apparel and Shoe - 0.5%
        450,000    Gap, Inc., 6.90% notes, due 9/15/07                                                            488,250
Retail - Discount - 0.2%
        200,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                        227,687
Retail - Drug Store - 0.1%
         50,000    Rite Aid Corp., 7.625% senior notes, due 4/15/05                                                50,750
Rubber - Tires - 0.1%
         75,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                            76,875
Savings/Loan/Thrifts - 0.3%
         50,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                    51,125
        100,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                           105,276
        100,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                          121,946
                                                                                                                  278,347
Special Purpose Entity - 0.7%
        425,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                       403,483
        300,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                311,817
                                                                                                                  715,300
Super-Regional Banks - 0.1%
        125,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                  125,037
Telephone - Integrated - 0.9%
        500,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due
                   7/22/08**                                                                                      503,858
        170,000    SBC Communications, Inc., 4.125% notes, due 9/15/09                                            170,850
        150,000    SBC Communications, Inc., 5.10% notes, due 9/15/14                                             151,043
         25,000    Telecom Italia Capital, 4.95% company guaranteed notes, due 9/30/14 (144A)**                    24,808
                                                                                                                  850,559
Television - 0.6%
        180,000    Univision Communications, Inc., 3.50% company guaranteed notes, due 10/15/07                   179,277
        425,000    Univision Communications, Inc., 3.875% company guaranteed notes, due 10/15/08                  424,914
                                                                                                                  604,191
Theaters - 0.3%
        175,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                          187,250
         50,000    Marquee, Inc., 8.625% senior notes, due 8/15/12 (144A)                                          54,625
                                                                                                                  241,875
Transportation - Marine - 0.3%
        250,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13                             253,750
Transportation - Railroad - 0.1%
        100,000    CSX Corp., 4.875% notes, due 11/1/09                                                           103,233
Transportation - Services - 0.3%
        250,000    FedEx Corp., 2.65% notes, due 4/1/07                                                           246,921
Veterinary Diagnostics - 0.1%
         65,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                             71,988
Wireless Equipment - 0.2%
        147,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                          155,453
         75,000    American Tower Corp., 7.50% senior notes, due 5/1/12                                            78,375
                                                                                                                  233,828
-------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $40,380,345)                                                                       41,675,609
-------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.8%
Automotive - Truck Parts and Equipment - Original - 0.3%
EUR     223,000    TRW Automotive, Inc., 10.125% senior notes, due 2/15/13**                                      326,218
Cable Television - 0.3%
EUR     200,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)*,**                       274,764
Drug Delivery Systems - 0.2%
EUR     150,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09 (144A)*,**                 207,981
-------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $675,267)                                                                               808,963
-------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Finance - Other Services - 0.2%
          3,425    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                            201,698
Savings/Loan/Thrifts - 0.3%
          9,900    Chevy Chase Bank FSB, 8.00%                                                                    273,240
-------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $444,637)                                                                             474,938
-------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0%
Telephone - Integrated - 0%
              1    Versatel Telecom B.V. - expires 5/15/08 (cost $0) *,(beta), (sigma) (cost $0)                        0
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.4%
$     2,150,000    Fannie Mae, 3.25%, due 11/15/07                                                              2,159,677
        525,000    Fannie Mae, 4.00%, due 9/2/08                                                                  533,830
      2,420,000    Fannie Mae, 5.25%, due 1/15/09                                                               2,586,687
        315,000    Fannie Mae, 6.25%, due 2/1/11                                                                  349,752
      1,310,000    Fannie Mae, 5.50%, due 3/15/11                                                               1,420,673
-------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,051,416)                                                                7,050,619
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 26.7%
      1,135,000    U.S. Treasury Notes, 2.625%, due 11/15/06#                                                   1,136,242
      1,415,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                     1,414,226
      2,367,000    U.S. Treasury Notes, 3.00%, due 2/15/08#                                                     2,374,489
      2,816,000    U.S. Treasury Notes, 3.375%, due 9/15/09#                                                    2,827,661
      1,475,000    U.S. Treasury Notes, 3.375%, due 10/15/09#                                                   1,480,646
      1,625,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                     1,817,270
      3,330,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                     3,596,270
      2,204,954    U.S. Treasury Notes, 2.00%, due 1/15/14 (pi),#                                               2,285,660
         15,000    U.S. Treasury Notes, 4.75%, due 5/15/14                                                         15,860
      1,980,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                     2,014,959
      1,020,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                     1,293,966
        261,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                       339,606
      2,225,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                     2,628,281
        261,381    U.S. Treasury Bonds, 2.375%, due 1/15/25 (pi),#                                                273,429
        690,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                       829,725
      1,055,000    U.S. Treasury Bonds, 5.375%, due 2/15/31**,#                                                 1,145,870
-------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $25,112,570)                                                             25,474,160
-------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.8%
     18,888,709    State Street Navigator Securities Lending Prime Portfolio+ (cost $18,888,709)               18,888,709
-------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 1.2%
                   Federal Home Loan Bank System
$     1,100,000       1.69%, 11/1/04 (amortized cost $1,100,000)                                                1,100,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $93,652,944) - 100%                                                        $     95,472,998
=========================================================================================================================


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Barbados                          $       115,238                  0.1%
Belgium                                   274,764                  0.3
Bermuda                                   253,750                  0.3
Canada                                    561,880                  0.6
China                                     123,545                  0.1
Luxembourg                              1,550,615                  1.6
Mexico                                    364,200                  0.4
Netherlands                               711,839                  0.8
United Kingdom                            140,670                  0.1
United States++                        91,376,497                 95.7

      Total                       $    95,472,998                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (74.7% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004
                                                   CURRENCY VALUE   UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE        UNITS        IN $ U.S.     GAIN/(LOSS)
--------------------------------------------------------------------------------
Euro 4/15/05                            610,000    $    776,183    $    (24,907)
--------------------------------------------------------------------------------


SCHEDULE OF FUTURES CONTRACTS
As of October 31, 2004

Financial Futures - Short

72 Contracts         U.S. Treasury - 10-year Note
                     expires December 2004, principal
                     amount $8,096,141, value $8,176,500
                     cumulative appreciation ....$(80,359)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

PLC         Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)     Rate is subject to change. Rate shown reflects current rate.
(delta)     Security is a defaulted security in Janus Adviser Flexible Income
            Fund with accrued interest in the amount $160 that was written-off
            December 10, 2001.
(pi)        Security is a U.S. Treasury Inflation-Protected Security (TIPS).
(beta)      Security is illiquid.
#           Loaned security, a portion or all of the security is on loan as of
            October 31, 2004.
+           The security is purchased with the cash collateral received from securities on loan.


ss.  SCHEDULE OF FAIR VALUED SECURITIES
                                                                   Value as a
                                                        Value    % of Net Assets
--------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%, convertible
  senior subordinated debentures, due 5/1/03 (144A)     $   0          0%
Versatel Telecom B.V. - expires 5/15/08                     0          0%
--------------------------------------------------------------------------------
                                                        $   0          0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's trustees.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Value as a %
                                                       Acquisition           Acquisition                     of Total
                                                           Date                  Cost           Value      Investments
-----------------------------------------------------------------------------------------------------------------------
JANUS ADVISER FLEXIBLE INCOME FUND
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                        3/12/04 - 5/11/04      $    446,469    $    507,375       0.5%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                         4/25/03 - 5/21/03           276,238         287,903       0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A) (sigma)                             3/6/00                   3,200               0         0%
-----------------------------------------------------------------------------------------------------------------------
                                                                            $    725,907    $    795,278       0.8%
-----------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2004. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Income Fund                               $   21,610,927
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2004.

JANUS ADVISER FOREIGN STOCK FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 90.8%
Advertising Services - 2.9%
       8,270     WPP Group PLC                                   $       82,812
Beverages - Wine and Spirits - 2.6%
       5,502     Diageo PLC                                              73,443
Brewery - 2.6%
       2,328     Heineken N.V.                                           72,967
Broadcast Services and Programming - 1.3%
         660     Grupo Televisa S.A. (ADR)*                              36,300
Cable Television - 2.7%
       4,396     Shaw Communications, Inc. - Class B**                   78,027
Chemicals - Diversified - 1.5%
       1,141     Akzo Nobel N.V.                                         42,802
Chemicals - Specialty - 7.2%
         152     Givaudan S.A.*,**                                       94,696
       1,177     Syngenta A.G.*,**                                      111,876
                                                                        206,572
Diversified Operations - 12.0%
       9,671     Smiths Group PLC                                       132,104
       6,645     Tyco International, Ltd. (New York Shares)             206,993
                                                                        339,097
Electronic Components - Miscellaneous - 2.4%
       2,900     Koninklijke (Royal) Philips Electronics N.V.*           68,430
Food - Diversified - 2.3%
         276     Nestle S.A.*,**                                         65,069
Home Decoration Products - 2.6%
       1,544     Hunter Douglas N.V.*                                    72,866
Hotels and Motels - 4.2%
         926     Accor S.A.*                                             38,330
       2,850     Fairmont Hotels & Resorts, Inc. (New York Shares)**     80,883
                                                                        119,213
Machinery - Pumps - 3.1%
       2,243     Pfeiffer Vacuum Technology A.G.*                        88,164
Medical - Drugs - 5.8%
       3,783     GlaxoSmithKline PLC                                     79,506
       1,800     Takeda Pharmaceutical Company, Ltd.                     86,787
                                                                        166,293
Miscellaneous Manufacturing - 7.1%
      92,307     FKI PLC                                                202,116
Multimedia - 3.0%
       3,105     Vivendi Universal S.A.*                                 84,564
Property and Casualty Insurance - 10.3%
           8     Millea Holdings, Inc.*                                 105,471
      33,000     Nipponkoa Insurance Company, Ltd.*                     189,255
                                                                        294,726
Publishing - Books - 2.6%
       5,725     Reed Elsevier N.V.                                      75,010
Publishing - Newspapers - 1.7%
      16,677     Independent News & Media PLC                            48,368
Publishing - Periodicals - 1.1%
       1,785     Wolters Kluwer N.V.*                                    32,447
Radio - 4.8%
       3,060     Nippon Broadcasting System, Inc.                       137,454
Rubber/Plastic Products - 2.8%
       5,000     Tenma Corp.                                             81,081
Television - 4.2%
      12,906     British Sky Broadcasting Group PLC                     120,249
--------------------------------------------------------------------------------
Total Common Stock (cost $1,854,669)                                  2,588,070
--------------------------------------------------------------------------------
Preferred Stock - 2.2%
Soap and Cleaning Preparations - 2.2%
         857     Henkel KGaA (cost $55,007)                              64,155
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 7.0%
$    200,000     Federal Home Loan Bank 1.69% 11/1/04
                   (amortized cost $200,000)                            200,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,109,676) - 100%                     $2,852,225
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of investment securities

Bermuda                           $       206,993                  7.4%
Canada                                    158,910                  5.6
France                                    122,894                  4.3
Germany                                   152,319                  5.3
Ireland                                    48,368                  1.7
Japan                                     600,048                 20.9
Mexico                                     36,300                  1.3
Netherlands                               364,522                 12.8
Switzerland                               271,641                  9.5
United Kingdom                            690,230                 24.2
United States++                           200,000                  7.0

      Total                       $     2,852,225                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (0.0% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

                                      CURRENCY    CURRENCY VALUE    UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE    UNITS SOLD      IN $ U.S.      GAIN/(LOSS)
--------------------------------------------------------------------------------
Canadian Dollar 3/4/05                  90,000    $     73,665     $     (4,268)
Swiss Franc 4/15/05                     85,000          71,267           (3,071)
--------------------------------------------------------------------------------
Total                                             $    144,932     $     (7,339)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

--------------------------------------------------------------------------------
Janus Adviser Foreign Stock Fund                                  $      430,550
--------------------------------------------------------------------------------

JANUS ADVISER GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 93.9%
Advertising Sales - 0.1%
       5,175     Lamar Advertising Co.*                          $      214,349
Aerospace and Defense - 3.2%
      74,065     Boeing Co.                                           3,695,844
      14,080     General Dynamics Corp.                               1,437,850
      84,430     Lockheed Martin Corp.                                4,651,248
                                                                      9,784,942
Airlines - 0.6%
      66,245     Ryanair Holdings PLC (ADR)*,**,#                     1,906,531
Apparel Manufacturers - 0.6%
     147,428     Burberry Group PLC**                                 1,055,546
      17,695     Coach, Inc.*                                           825,118
                                                                      1,880,664
Applications Software - 0.4%
      33,050     NAVTEQ Corp.*                                        1,332,246
Athletic Footwear - 0%
       1,410     NIKE, Inc. - Class B                                   114,647
Automotive - Truck Parts and Equipment - Original - 0.1%
      10,350     Autoliv, Inc.                                          442,463
Broadcast Services and Programming - 0.4%
      37,585     Clear Channel Communications, Inc.                   1,255,339
Building - Mobile Home and Manufactured Homes - 0.3%
      30,710     Winnebago Industries, Inc.                             964,294
Building - Residential and Commercial - 0.6%
       1,780     NVR, Inc.*                                           1,116,060
       6,420     Ryland Group, Inc.#                                    612,404
                                                                      1,728,464
Building and Construction Products - Miscellaneous - 0.9%
      77,055     Masco Corp.                                          2,639,904
Cable Television - 7.1%
     731,343     Comcast Corp. - Special Class A*                    21,238,200
Chemicals - Specialty - 0.6%
      20,275     Ecolab, Inc.                                           686,309
      20,395     Sigma-Aldrich Corp.#                                 1,134,778
                                                                      1,821,087
Commercial Banks - 0.4%
         136     Mitsubishi Tokyo Financial Group, Inc.*,**           1,152,651
Commercial Services - Finance - 1.4%
     127,950     Paychex, Inc.                                        4,195,992
Computer Services - 0.4%
      63,635     Ceridian Corp.*                                      1,097,704
Containers - Metal and Glass - 0.6%
      46,070     Ball Corp.                                           1,835,890
Containers - Paper and Plastic - 0.7%
      83,625     Bemis Company, Inc.                                  2,213,554
Cosmetics and Toiletries - 1.6%
      25,127     Colgate-Palmolive Co.                                1,121,167
      72,619     Procter & Gamble Co.                                 3,716,640
                                                                      4,837,807
Cruise Lines - 0.4%
      22,805     Carnival Corp. (New York Shares)                     1,153,021
Dental Supplies and Equipment - 0.4%
      34,435     Patterson Companies, Inc.*,#                         1,291,313
Diversified Minerals - 0.6%
      87,130     Companhia Vale do Rio Doce (ADR)*                    1,843,671
Diversified Operations - 6.6%
      78,835     3M Co.                                               6,115,232
      87,455     Honeywell International, Inc.                        2,945,484
      42,380     Illinois Tool Works, Inc.                            3,910,826
      36,700     Pentair, Inc.                                        1,371,846
      61,642     Smiths Group PLC**                                     842,020
     146,295     Tyco International, Ltd. (New York Shares)           4,557,089
                                                                     19,742,497
Diversified Operations-Commercial Services - 0.4%
      55,535     ARAMARK Corp.- Class B                               1,252,314
E-Commerce/Products - 1.4%
     126,800     Amazon.com, Inc.*,#                                  4,327,684
E-Commerce/Services - 0.9%
      27,421     eBay, Inc.*                                          2,676,564
Electronic Components - Semiconductors - 0.8%
     103,125     Texas Instruments, Inc.                              2,521,406
Fiduciary Banks - 2.5%
     175,654     Bank of New York Company, Inc.                       5,701,728
      40,903     Northern Trust Corp.                                 1,740,014
                                                                      7,441,742
Finance - Credit Card - 0.6%
      76,460     MBNA Corp.                                           1,959,670
Finance - Investment Bankers/Brokers - 0.1%
       3,955     Goldman Sachs Group, Inc.                              389,093
Finance - Other Services - 0.1%
       2,505     Chicago Mercantile Exchange Holdings, Inc.#            440,204
Financial Guarantee Insurance - 1.3%
      16,295     MBIA, Inc.                                             942,829
      46,460     MGIC Investment Corp.                                2,987,842
                                                                      3,930,671
Food - Retail - 0.4%
      16,280     Whole Foods Market, Inc.                             1,325,680
Food - Wholesale/Distribution - 1.4%
     134,045     Sysco Corp.                                          4,325,632
Hazardous Waste Disposal - 0.2%
      14,900     Stericycle, Inc.*,#                                    675,417
Human Resources - 0.8%
      87,840     Robert Half International, Inc.                      2,330,395
Industrial Automation and Robotics - 0.4%
      26,920     Rockwell Automation, Inc.                            1,122,295
Instruments - Scientific - 0.5%
      12,160     Dionex Corp.*                                          680,960
      16,839     Fisher Scientific International, Inc.*                 965,885
                                                                      1,646,845
Life and Health Insurance - 0.5%
      38,645     AFLAC, Inc.                                          1,386,583
Machine Tools and Related Products - 0.5%
      31,655     Kennametal, Inc.#                                    1,472,907
Medical - Biomedical and Genetic - 0.1%
       9,940     Genentech, Inc.*                                       452,568
Medical - HMO - 0.4%
      14,960     UnitedHealth Group, Inc.*                            1,083,104
Medical - Hospitals - 0.3%
      20,685     HCA, Inc.                                              759,760
Medical Instruments - 0.9%
      37,025     St. Jude Medical, Inc.*                              2,835,004
Medical Products - 1.9%
      48,000     Stryker Corp.*                                       2,068,320
      10,627     Synthes, Inc.                                        1,128,641
      43,895     Varian Medical Systems, Inc.*                        1,762,384
       9,170     Zimmer Holdings, Inc.*                                 711,500
                                                                      5,670,845
Metal Processors and Fabricators - 0.5%
      23,725     Precision Castparts Corp.                            1,423,500
Multi-Line Insurance - 1.1%
      56,380     American International Group, Inc.                   3,422,830
Multimedia - 6.7%
   1,202,740     Time Warner, Inc.*                                  20,013,593
Networking Products - 5.2%
     788,339     Cisco Systems, Inc.*                                15,143,993
      17,135     Juniper Networks, Inc.*                                455,962
                                                                     15,599,955
Oil Companies - Exploration and Production - 0.3%
      17,835     Apache Corp.                                           904,235
Oil Companies - Integrated - 0.6%
      24,100     BP PLC (ADR)**                                       1,403,825
      14,070     Suncor Energy, Inc. (New York Shares)                  479,787
                                                                      1,883,612
Optical Supplies - 1.3%
      55,560     Alcon, Inc. (New York Shares)*,**                    3,955,872
Pharmacy Services - 0.8%
      76,860     Caremark Rx, Inc.*                                   2,303,494
Property and Casualty Insurance - 0.7%
      52,185     W. R. Berkley Corp.                                  2,230,387
Reinsurance - 2.0%
          41     Berkshire Hathaway, Inc. - Class A*                  3,454,250
         280     Berkshire Hathaway, Inc. - Class B*                    785,120
      36,170     RenaissanceRe Holdings, Ltd.#                        1,693,479
                                                                      5,932,849
Retail - Apparel and Shoe - 1.8%
      73,625     Foot Locker, Inc.                                    1,796,450
     185,525     Gap, Inc.                                            3,706,790
                                                                      5,503,240
Retail - Discount - 0.3%
      21,011     Costco Wholesale Corp.                               1,007,267
Retail - Drug Store - 2.7%
     230,525     Walgreen Co.                                         8,273,542
Retail - Office Supplies - 0.9%
      87,525     Staples, Inc.*                                       2,602,994
Retail - Restaurants - 2.7%
     231,140     McDonald's Corp.*                                    6,737,731
      36,940     Outback Steakhouse, Inc.#                            1,462,455
                                                                      8,200,186
Schools - 1.1%
      40,322     Apollo Group, Inc. - Class A*                        2,661,252
       6,625     Strayer Education, Inc.                                642,890
                                                                      3,304,142
Semiconductor Components/Integrated Circuits - 11.2%
     364,025     Linear Technology Corp.                             13,789,267
     448,799     Maxim Integrated Products, Inc.                     19,742,667
                                                                     33,531,934
Soap and Cleaning Preparations - 0.5%
      58,519     Reckitt Benckiser PLC**                              1,601,938
Telecommunication Equipment - Fiber Optics - 0.8%
     219,660     Corning, Inc.*                                       2,515,107
Television - 3.1%
      86,120     British Sky Broadcasting Group PLC**                   802,404
     275,719     Univision Communications, Inc. - Class A*            8,536,260
                                                                      9,338,664
Therapeutics - 0.3%
      29,460     Gilead Sciences, Inc.*                               1,020,200
Transportation - Services - 3.1%
     118,290     United Parcel Service, Inc. - Class B                9,366,202
Web Portals/Internet Service Providers - 0.6%
      48,960     Yahoo!, Inc.*                                        1,771,862
Wireless Equipment - 1.2%
     226,260     Nokia Oyj (ADR)*,**                                  3,488,929
--------------------------------------------------------------------------------
Total Common Stock (cost $244,139,527)                              283,910,147
--------------------------------------------------------------------------------
Corporate Bonds - 0.9%
Advertising Sales - 0.9%
  $2,585,000     Lamar Advertising Co., 2.875% senior notes
                   due 12/31/10 (cost $2,623,265)                     2,785,338
--------------------------------------------------------------------------------
Preferred Stock - 0.8%
Reinsurance - 0.8%
      47,300     PartnerRe, Ltd., 8.00%* (cost $2,549,724)            2,471,898
--------------------------------------------------------------------------------
Other Securities - 3.2%
   9,533,802     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $ 9,533,802)                9,533,802
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 1.2%
$  3,700,000     Federal Home Loan Bank 1.69% 11/1/04
                   (amortized cost $ 3,700,000)                       3,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $262,546,318) - 100.0%               $302,401,185
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of investment Securities

Bermuda                           $     8,722,466                  2.9%
Brazil                                  1,843,671                  0.6
Canada                                    479,787                  0.2
Finland                                 3,488,929                  1.2
Ireland                                 1,906,531                  0.6
Japan                                   1,152,651                  0.4
Panama                                  1,153,021                  0.4
Switzerland                             3,955,872                  1.3
United Kingdom                          5,705,733                  1.8
United States++                       273,992,524                 90.6

      Total                       $   302,401,185                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (86.2% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

                                      CURRENCY    CURRENCY VALUE    UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE    UNITS SOLD      IN $ U.S.      GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 11/19/04                1,180,000    $  2,158,498    $    (46,881)
British Pound 4/15/05                    80,000         144,834          (2,786)
Euro 4/15/05                          1,440,000       1,832,301         (58,355)
Japanese Yen 4/15/05                100,000,000         951,960         (36,460)
Swiss Franc 4/15/05                     475,000         398,257         (20,313)
--------------------------------------------------------------------------------
Total                                              $  5,485,850    $   (164,795)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of this security is on loan as of October 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

-------------------------------------------------------------------------------
Janus Adviser Growth Fund                                        $   23,859,708
-------------------------------------------------------------------------------

JANUS ADVISER GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 93.4%
Advertising Sales - 0.8%
      48,550     Lamar Advertising Co.*                          $    2,010,941
Applications Software - 2.6%
     225,860     Microsoft Corp.                                      6,321,821
Audio and Video Products - 0.9%
      18,875     Harman International Industries, Inc.                2,268,398
Beverages - Non-Alcoholic - 1.9%
      20,275     Coca-Cola Co.                                          824,382
      73,781     PepsiCo, Inc.                                        3,658,061
                                                                      4,482,443
Brewery - 0.2%
       9,032     Anheuser-Busch Companies, Inc.                         451,148
Broadcast Services and Programming - 1.8%
     132,500     Clear Channel Communications, Inc.                   4,425,500
Building - Residential and Commercial - 0.8%
       2,900     NVR, Inc.*                                           1,818,300
Cable Television - 1.4%
     116,717     Comcast Corp. - Special Class A*                     3,389,462
Computers - 1.6%
      44,610     Dell, Inc.*                                          1,564,027
      26,160     IBM Corp.                                            2,347,860
                                                                      3,911,887
Cosmetics and Toiletries - 3.4%
      44,930     Avon Products, Inc.                                  1,776,982
      34,690     Colgate-Palmolive Co.                                1,547,868
      95,165     Procter & Gamble Co.                                 4,870,544
                                                                      8,195,394
Dental Supplies and Equipment - 0.5%
     120,485     Align Technology, Inc.*                              1,250,032
Diversified Operations - 10.3%
      43,440     3M Co.                                               3,369,641
     111,927     General Electric Co.                                 3,818,948
      91,345     Honeywell International, Inc.                        3,076,500
     155,578     Smiths Group PLC                                     2,125,172
     393,090     Tyco International, Ltd. (New York Shares)          12,244,753
                                                                     24,635,014
E-Commerce/Products - 0.3%
      24,520     Amazon.com, Inc.*                                      836,868
Electric Products - Miscellaneous - 2.5%
       5,475     Samsung Electronics Company, Ltd.                    2,149,408
      19,400     Samsung Electronics Company, Ltd. (GDR)              3,802,400
                                                                      5,951,808
Electronic Components - Semiconductors - 5.5%
     416,705     Advanced Micro Devices, Inc.*,#                      7,008,978
      93,435     Freescale Semiconductor, Inc. - Class A*,#           1,451,980
     191,435     Texas Instruments, Inc.                              4,680,586
                                                                     13,141,544
Enterprise Software/Services - 1.5%
      75,310     Computer Associates International, Inc.#             2,086,840
     116,215     Oracle Corp.*                                        1,471,282
                                                                      3,558,122
Entertainment Software - 1.2%
      64,870     Electronic Arts, Inc.*                               2,913,960
Finance - Credit Card - 0.9%
     144,250     Providian Financial Corp.*                           2,243,088
Finance - Investment Bankers/Brokers - 6.1%
     180,295     Citigroup, Inc.                                      7,999,690
      21,130     Goldman Sachs Group, Inc.                            2,078,769
     111,455     JPMorgan Chase & Co.                                 4,302,163
                                                                     14,380,622
Finance - Mortgage Loan Banker - 1.4%
     104,180     Countrywide Financial Corp.                          3,326,467
Food - Wholesale/Distribution - 0.5%
      40,905     Sysco Corp.                                          1,320,004
Hotels and Motels - 1.1%
      39,360     Four Seasons Hotels, Inc.                            2,661,523
Industrial Automation and Robotics - 1.4%
      83,200     Rockwell Automation, Inc.                            3,468,608
Medical - Biomedical and Genetic - 0.6%
      27,515     Amgen, Inc.*                                         1,562,852
Medical - Drugs - 3.1%
      59,355     Roche Holding A.G.*,**                               6,046,903
      21,294     Sanofi-Aventis*,**                                   1,552,092
                                                                      7,598,995
Medical - HMO - 4.7%
      45,870     Aetna, Inc.*                                         4,357,650
      95,605     UnitedHealth Group, Inc.*                            6,921,802
                                                                     11,279,452
Medical Instruments - 1.5%
      73,156     Medtronic, Inc.                                      3,739,003
Multi-Line Insurance - 1.2%
      46,924     American International Group, Inc.                   2,848,756
Multimedia - 2.6%
     251,255     Time Warner, Inc.*                                   4,180,884
      56,260     Viacom, Inc. - Class B                               2,052,927
                                                                      6,233,811
Networking Products - 2.0%
     246,850     Cisco Systems, Inc.*                                 4,741,989
Oil Companies - Exploration and Production - 1.3%
      64,112     EnCana Corp. (New York Shares)                       3,167,133
Oil Companies - Integrated - 6.6%
     183,455     Exxon Mobil Corp.                                    9,029,654
      49,374     Petro-Canada                                         2,691,030
     113,371     Suncor Energy, Inc.                                  3,871,205
                                                                     15,591,889
Pharmacy Services - 2.8%
     150,515     Caremark Rx, Inc.*                                   4,510,934
      64,615     Medco Health Solutions, Inc.*                        2,191,095
                                                                      6,702,029
Pipelines - 0.8%
      28,495     Kinder Morgan, Inc.                                  1,834,223
Retail - Apparel and Shoe - 1.2%
     150,945     Gap, Inc.                                            3,015,881
Retail - Consumer Electronics - 1.7%
      70,180     Best Buy Company, Inc.                               4,156,060
Retail - Pet Food and Supplies - 1.1%
      84,350     PETsMART, Inc.                                       2,697,513
Retail - Regional Department Stores - 0.4%
      18,410     Kohl's Corp.*                                          934,492
Semiconductor Components/Integrated Circuits - 3.5%
     100,365     Linear Technology Corp.                              3,801,826
     108,116     Maxim Integrated Products, Inc.                      4,756,023
                                                                      8,557,849
Shipbuilding - 0%
       5,130     Daewoo Shipbuilding & Marine Engineering
                   Company, Ltd.*                                        75,610
Super-Regional Banks - 1.5%
     126,327     U.S. Bancorp                                         3,614,215
Television - 2.0%
     523,210     British Sky Broadcasting Group PLC                   4,874,895
Therapeutics - 0.4%
      21,035     Neurocrine Biosciences, Inc.*                          979,179
Tobacco - 0.7%
      37,170     Altria Group, Inc.                                   1,801,258
Toys - 0.9%
     136,545     Marvel Enterprises, Inc.*                            2,102,793
Transportation - Railroad - 1.3%
      60,235     Canadian National Railway Co. (New York Shares)      3,255,702
Web Portals/Internet Service Providers - 2.0%
     123,675     EarthLink, Inc.*,#                                   1,277,563
      98,475     Yahoo!, Inc.*                                        3,563,810
                                                                      4,841,373
Wireless Equipment - 0.9%
     135,600     Nokia Oyj (ADR)*,**                                  2,090,952
--------------------------------------------------------------------------------
Total Common Stock (cost $197,185,692)                              225,260,858
--------------------------------------------------------------------------------
Corporate Bonds - 0.1%
Advertising Sales - 0.1%
$    275,000     Lamar Advertising Co., 2.875%
                   senior notes, due 12/31/10 (cost $275,000)           296,313
--------------------------------------------------------------------------------
Preferred Stock - 2.4%
Automotive - Cars and Light Trucks - 0.8%
       3,428     Porsche A.G.**                                       2,180,301
Finance - Investment Bankers/Brokers - 0.2%
      16,275     Lehman Brothers Holdings, Inc., 6.25%,#                408,909
Oil Companies - Integrated - 0.8%
      26,750     Amerada Hess Corp., convertible, 7.00%               1,969,469
Property and Casualty Insurance - 0.6%
      55,850     XL Capital, Ltd., convertible, 6.50%                 1,340,400
--------------------------------------------------------------------------------
Total Preferred Stock (cost $4,778,427)                               5,899,079
--------------------------------------------------------------------------------
Other Securities - 3.8%
   1,010,659     BNP Paribas Letter of Credit
                   Expiration 4/21/05+                                1,010,659
     594,505     JPMorgan Chase Letter of Credit
                   Expiration 11/20/04+                                 594,505
   7,485,518     State Street Navigator Securities Lending
                   Prime Portfolio+                                   7,485,518
--------------------------------------------------------------------------------
Total Other Securities (cost $9,090,682)                              9,090,682
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.3%
                 Federal Home Loan Bank System
$    800,000       1.69%, 11/1/04 (amortized cost $800,000)             800,000
--------------------------------------------------------------------------------
Total Investments (total cost $212,129,801) - 100%               $  241,346,932
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                           $    12,244,753                  5.1%
Canada                                 15,646,593                  6.5
Cayman Islands                          1,340,400                  0.6
Finland                                 2,090,952                  0.9
France                                  1,552,092                  0.6
Germany                                 2,180,301                  0.8
South Korea                             6,027,418                  2.5
Switzerland                             6,046,903                  2.5
United Kingdom                          7,000,067                  2.9
United States++                       187,217,453                 77.6

      Total                       $   241,346,932                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (73.5% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

                                      CURRENCY    CURRENCY VALUE    UNREALIZED
CURRENCY SOLD AND SETTLEMENT DATE    UNITS SOLD      IN $ U.S.      GAIN/(LOSS)
--------------------------------------------------------------------------------
Euro 4/15/05                          1,300,000    $  1,654,161    $    (44,245)
Swiss Franc 4/15/05                   2,025,000       1,697,832         (81,950)
--------------------------------------------------------------------------------
Total                                              $  3,351,993    $   (126,195)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of October 31, 2004.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                             $   20,960,930
--------------------------------------------------------------------------------

JANUS ADVISER INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 96.5%
Advertising Services - 1.4%
       1,497     Dentsu, Inc.                                    $    4,003,654
Apparel Manufacturers - 3.5%
     540,471     Burberry Group PLC                                   3,869,632
      32,860     Hermes International*                                6,320,113
                                                                     10,189,745
Automotive - Cars and Light Trucks - 1.6%
     305,730     Maruti Udyog, Ltd.*                                  2,529,947
     219,173     Tata Motors, Ltd.                                    2,013,696
                                                                      4,543,643
Automotive - Truck Parts and Equipment - Original - 0.5%
      37,400     Autoliv, Inc. (SDR)#                                 1,582,618
Broadcast Services and Programming - 2.0%
     104,724     Grupo Televisa S.A. (ADR)*                           5,759,820
Building - Residential and Commercial - 0.5%
   3,706,100     Land and Houses Public Company, Ltd.*                  812,246
   3,157,100     Land and Houses Public Company, Ltd. (NVDR)*           691,925
                                                                      1,504,171
Building and Construction Products - Miscellaneous - 2.3%
      98,198     Imerys S.A.*                                         6,882,715
Cable Television - 1.5%
     118,020     Liberty Media International, Inc. - Class A*         4,254,621
Cellular Telecommunications - 1.0%
     161,740     KT Freetel*                                          2,940,071
Chemicals - Plastics - 0.4%
     729,280     Formosa Plastics Corp.*                              1,124,320
Commercial Banks - 9.5%
     117,689     Anglo Irish Bank Corporation PLC                     2,230,631
   1,038,800     Bangkok Bank Public Company, Ltd.*                   2,365,221
     493,000     DBS Group Holdings, Ltd.                             4,618,405
      11,948     Julius Baer Holding, Ltd.*                           3,331,458
     137,100     Kookmin Bank*                                        4,580,205
         408     Mitsubishi Tokyo Financial Group, Inc.*              3,457,953
       1,076     Mizuho Financial Group, Inc.*                        4,144,307
         245     Sumitomo Mitsui Financial Group, Inc.*               1,589,651
         386     UFJ Holdings, Inc.*                                  1,788,417
                                                                     28,106,248
Computer Services - 0.5%
      54,554     TietoEnator Oyj*                                     1,526,704
Computers - Peripheral Equipment - 0.5%
      27,074     Logitech International S.A.*                         1,400,515
Diversified Minerals - 2.3%
     315,960     Companhia Vale do Rio Doce (ADR)*                    6,685,714
Diversified Operations - 2.5%
      86,823     Louis Vuitton Moet Hennessy S.A.                     5,930,819
     105,922     Smiths Group PLC                                     1,446,878
                                                                      7,377,697
Diversified Operations - Commercial Services - 0.6%
     327,871     Rank Group, PLC                                      1,718,175
Electric - Integrated - 1.2%
     260,854     Reliance Energy, Ltd.                                3,603,310
Electric Products - Miscellaneous - 6.7%
      89,960     LG Electronics, Inc.*                                5,078,582
      30,140     Samsung Electronics Company, Ltd.                   11,832,541
     666,000     Toshiba Corp.                                        2,678,049
                                                                     19,589,172
Electronic Components - Miscellaneous - 1.4%
     488,749     Hon Hai Precision Industry Company, Ltd.*            1,799,615
     167,800     LG.Philips LCD Co. (ADR)*,#                          2,273,690
                                                                      4,073,305
Electronic Components - Semiconductors - 3.3%
   2,741,902     ARM Holdings PLC                                     4,885,846
   3,751,000     Chartered Semiconductor Manufacturing, Ltd.*         2,275,040
     231,687     Infineon Technologies A.G.*                          2,516,895
                                                                      9,677,781
Enterprise Software/Services - 0.5%
      18,000     Nomura Research Institute, Ltd.                      1,569,639
Finance - Consumer Loans - 0.4%
      18,000     Promise Company, Ltd.                                1,142,480
Finance - Investment Bankers/Brokers - 1.8%
     430,000     Nomura Holdings, Inc.                                5,264,149
Finance - Mortgage Loan Banker - 1.9%
     403,922     Housing Development Finance Corporation, Ltd.*       5,693,996
Gambling-Non Hotel - 2.2%
     316,940     OPAP S.A.                                            6,442,573
Internet Connectivity Services - 1.0%
     115,160     NDS Group PLC (ADR)*                                 3,013,737
Internet Security - 1.6%
     211,585     Check Point Software Technologies, Ltd.
                   (New York Shares)*                                 4,786,264
Machinery - Construction and Mining - 1.0%
     438,000     Komatsu, Ltd.                                        2,924,400
Medical - Biomedical and Genetic - 0.5%
     110,013     Cambridge Antibody Technology Group PLC*             1,350,570
Medical - Drugs - 3.6%
       6,713     Altana A.G.*                                           339,864
      31,570     Roche Holding A.G.*                                  3,216,254
      97,188     Sanofi-Aventis*                                      7,083,906
                                                                     10,640,024
Metal - Aluminum - 0.5%
     383,300     National Aluminum Company, Ltd.*                     1,414,826
Metal - Diversified - 1.4%
      64,194     MMC Norilsk Nickel (ADR)*                            3,986,447
Miscellaneous Manufacturing - 1.3%
   1,688,407     FKI PLC                                              3,696,948
Oil Companies - Exploration and Production - 1.1%
      52,920     Niko Resources, Ltd.                                 1,650,835
      85,130     Oil and Natural Gas Corporation, Ltd.                1,479,008
                                                                      3,129,843
Oil Companies - Integrated - 3.3%
      42,645     Lukoil (ADR)*                                        5,319,963
     101,912     Suncor Energy, Inc.                                  3,479,922
      47,595     Yukos (ADR)#                                           792,457
                                                                      9,592,342
Optical Supplies - 0.4%
      17,270     Alcon, Inc. (New York Shares)*                       1,229,624
Paper and Related Products - 3.1%
     226,885     Aracruz Celulose S.A. (ADR)*                         7,641,487
      74,600     UPM - Kymmene Oyj*                                   1,470,876
                                                                      9,112,363
Petrochemicals - 8.1%
     240,556     Indian Petrochemicals Corp.*                           994,517
     220,810     LG Petrochemical Company, Ltd.*                      5,364,924
   1,489,344     Reliance Industries, Ltd.*                          17,375,406
                                                                     23,734,847
Property and Casualty Insurance - 1.8%
         403     Millea Holdings, Inc.*                               5,313,118
Real Estate Management/Services - 1.0%
     274,000     Mitsubishi Estate Company, Ltd.                      2,887,334
Real Estate Operating/Development - 3.1%
   2,241,000     Hang Lung Properties, Ltd.                           3,325,481
          50     NTT Urban Development Corp.*,(sigma)                   211,884
     273,000     Sumitomo Realty & Development Company, Ltd.*         2,995,056
     282,000     Sun Hung Kai Properties, Ltd.                        2,608,629
                                                                      9,141,050
Retail - Automobile - 0.6%
      20,390     USS Company, Ltd.                                    1,645,563
Retail - Convenience Stores - 0.7%
      55,465     Alimentation Couche-Tard, Inc. - Class B*            1,277,776
     611,500     C.P. 7-Eleven Public Company, Ltd.*,(beta),(sigma)     804,115
                                                                      2,081,891
Retail - Miscellaneous/Diversified - 0.8%
      65,000     Ito-Yokado Company, Ltd.                             2,326,019
Semiconductor Components/Integrated Circuits - 1.3%
   2,949,000     Taiwan Semiconductor Manufacturing Company, Ltd.*    3,866,673
Semiconductor Equipment - 1.0%
     212,785     ASML Holding N.V.*                                   3,023,429
Soap and Cleaning Preparations - 1.0%
   1,067,461     Hindustan Lever, Ltd.                                2,934,253
Steel - Specialty - 2.2%
     442,100     Companhia Siderurgica Nacional S.A. (ADR)            6,520,975
Telecommunication Equipment - 0.8%
     112,730     Comverse Technology, Inc.*                           2,326,747
Telecommunication Services - 1.4%
     162,720     Amdocs, Ltd. (New York Shares)*                      4,092,408
Television - 2.1%
     662,938     British Sky Broadcasting Group PLC                   6,176,780
Tobacco - 0.9%
         290     Japan Tobacco, Inc.                                  2,542,518
Transportation - Railroad - 0.7%
      91,500     All America Latina Logistica*                        1,970,326
Wireless Equipment - 0.2%
      22,079     You Eal Electronics Company, Ltd.                      492,069
--------------------------------------------------------------------------------
Total Common Stock (cost $223,309,448)                              282,610,224
--------------------------------------------------------------------------------
Other Securities - 1.2%
   3,630,089     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $3,630,089)                 3,630,089
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 2.3%
                 Federal Home Loan Bank System
$  6,800,000       1.69%, 11/1/04 (amortized cost $6,800,000)         6,800,000
--------------------------------------------------------------------------------
Total Investments (total cost $233,739,537) - 100%               $  293,040,313
================================================================================

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Brazil                            $    22,818,502                  7.8%
Canada                                  6,408,533                  2.2
Finland                                 2,997,580                  1.0
France                                 26,217,553                  8.9
Germany                                 2,856,759                  1.0
Greece                                  6,442,573                  2.2
Hong Kong                               5,934,110                  2.0
India                                  38,038,959                 13.0
Ireland                                 2,230,631                  0.8
Israel                                  4,786,264                  1.6
Japan                                  46,484,191                 15.8
Mexico                                  5,759,820                  2.0
Netherlands                             3,023,429                  1.0
Russia                                 10,098,867                  3.5
Singapore                               6,893,445                  2.4
South Korea                            32,562,082                 11.2
Switzerland                             9,177,851                  3.1
Taiwan                                  6,790,608                  2.3
Thailand                                4,673,507                  1.6
United Kingdom                         30,250,974                 10.3
United States++                        18,594,075                  6.3

      Total                       $   293,040,313                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (2.8% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

NVDR              Non-Voting Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*           Non-income-producing security.
(beta)      Security is illiquid.
# Loaned security, a portion or all of the security is on loan as of October 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

(sigma)     SCHEDULE OF FAIR VALUED SECURITIES

                                                                   Value as a
                                                     Value      % of Net Assets
--------------------------------------------------------------------------------
C.P. 7-Eleven Public Company, Ltd.                $  804,115           0.3%
NTT Urban Development Corp.                          211,884           0.1%
--------------------------------------------------------------------------------
                                                  $1,015,999           0.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's trustees.


Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          $    3,630,089
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 89.3%
Advertising Agencies - 0.8%
      72,840     Interpublic Group of Companies, Inc.*           $      893,018
Advertising Sales - 2.6%
      71,982     Lamar Advertising Co.*                               2,981,494
Airlines - 0.7%
      29,465     Ryanair Holdings PLC (ADR)*,#                          848,003
Apparel Manufacturers - 0.3%
       7,440     Coach, Inc.*                                           346,927
Applications Software - 1.3%
      16,055     Citrix Systems, Inc.*                                  387,407
      26,185     NAVTEQ Corp.*                                        1,055,518
                                                                      1,442,925
Athletic Footwear - 0.9%
       4,080     Puma A.G. Rudolf Dassler Sport*                      1,018,586
Audio and Video Products - 1.8%
      17,325     Harman International Industries, Inc.                2,082,119
Automotive - Truck Parts and Equipment - Original - 0.8%
      16,965     Lear Corp.*                                            914,753
Building - Mobile Home and Manufactured Homes - 0.7%
      29,440     Thor Industries, Inc.#                                 818,726
Building - Residential and Commercial - 1.5%
       2,665     NVR, Inc.*                                           1,670,955
Building Products - Air and Heating - 0.9%
      28,640     American Standard Companies, Inc.*                   1,047,365
Cable Television - 1.4%
      49,590     EchoStar Communications Corp. - Class A*             1,568,036
Casino Services - 0.3%
      14,980     Scientific Games Corp.-Class A*,#                      317,276
Cellular Telecommunications - 1.4%
      95,735     Nextel Partners, Inc. - Class A*,#                   1,612,177
Commercial Banks - 0.2%
       4,655     UCBH Holdings, Inc.#                                   200,584
Commercial Services - 0.2%
       5,467     Iron Mountain, Inc.*                                   180,684
Commercial Services - Finance - 2.8%
      32,910     Jackson Hewitt Tax Service, Inc.#                      691,110
      13,365     Moody's Corp.                                        1,039,931
      45,252     Paychex, Inc.                                        1,483,994
                                                                      3,215,035
Computer Services - 0.5%
      10,835     Affiliated Computer Services, Inc. - Class A*          591,049
Computers - 1.2%
      25,930     Apple Computer, Inc.*                                1,362,103
Computers - Integrated Systems - 0.4%
      18,164     National Instruments Corp.#                            500,055
Containers - Metal and Glass - 2.4%
      68,830     Ball Corp.                                           2,742,876
Cruise Lines - 1.0%
      23,525     Royal Caribbean Cruises, Ltd. (New York Shares)#     1,096,265
Disposable Medical Products - 0.5%
       9,250     C.R. Bard, Inc.                                        525,400
Distribution/Wholesale - 0.6%
       5,295     CDW Corp.*                                             328,449
       7,515     United Stationers, Inc.*                               334,417
                                                                        662,866
Diversified Operations - 0.7%
      20,980     Pentair, Inc.                                          784,232
Diversified Operations-Commercial Services - 1.2%
      63,980     Cendant Corp.                                        1,317,348
E-Commerce/Services - 0.4%
       4,940     eBay, Inc.*                                            482,193
Electric Products - Miscellaneous - 1.4%
      47,050     AMETEK, Inc.                                         1,548,886
Electronic Components - Miscellaneous - 0.6%
      61,280     Flextronics International, Ltd. (New York Shares)*     738,424
Electronic Components - Semiconductors - 3.9%
      91,220     Advanced Micro Devices, Inc.*,#                      1,534,320
      14,330     Altera Corp.*                                          325,721
      41,770     ATI Technologies, Inc. (New York Shares)*              753,949
      28,815     International Rectifier Corp.*                       1,145,396
      49,385     National Semiconductor Corp.                           824,730
                                                                      4,584,116
Electronic Design Automation - 0.5%
      46,465     Cadence Design Systems, Inc.*                          578,025
Enterprise Software/Services - 0.5%
      29,200     BMC Software, Inc.*                                    552,464
Entertainment Software - 0.7%
      17,850     Electronic Arts, Inc.*                                 801,822
Fiduciary Banks - 1.8%
      16,435     Investors Financial Services Corp.#                    632,583
      32,230     Northern Trust Corp.                                 1,371,064
                                                                      2,003,647
Finance - Other Services - 0.8%
       4,915     Chicago Mercantile Exchange Holdings, Inc.             863,713
Food - Dairy Products - 1.3%
      50,510     Dean Foods Co.*                                      1,507,724
Hospital Beds and Equipment - 0.9%
      19,960     Kinetic Concepts, Inc.*                                994,607
Hotels and Motels - 2.3%
      11,165     Marriott International, Inc. - Class A                 608,381
      43,215     Starwood Hotels & Resorts Worldwide, Inc.*           2,062,652
                                                                      2,671,033
Human Resources - 2.0%
      33,345     Manpower, Inc.                                       1,508,861
      27,955     Robert Half International, Inc.                        741,646
                                                                      2,250,507
Independent Power Producer - 0.9%
     100,280     Reliant Energy, Inc.*                                1,030,878
Industrial Automation and Robotics - 0.4%
      10,385     Rockwell Automation, Inc.                              432,951
Instruments - Scientific - 1.3%
      26,231     Fisher Scientific International, Inc.*,#             1,504,610
Internet Security - 0.6%
      30,745     Check Point Software Technologies, Ltd.
                   (New York Shares)*                                   695,483
Investment Management and Advisory Services - 1.8%
      37,205     T. Rowe Price Group, Inc.                            2,074,923
Leisure and Recreation Products - 0.7%
      16,545     Brunswick Corp.*                                       776,291
Medical - Biomedical and Genetic - 2.7%
      55,420     Celgene Corp.*                                       1,641,540
      24,860     Invitrogen Corp.*                                    1,439,394
                                                                      3,080,934
Medical - Drugs - 1.6%
      13,695     Elan Corporation PLC (ADR)*,#                          353,331
       7,742     Merck KGaA*                                            430,368
      22,215     Pharmion Corp.*                                      1,020,779
                                                                      1,804,478
Medical - Generic Drugs - 0.4%
      13,320     Barr Pharmaceuticals, Inc.*                            501,498
Medical - HMO - 0.7%
      19,307     Conventry Health Care, Inc.*                           789,656
Medical Instruments - 1.7%
      25,275     St. Jude Medical, Inc.*                              1,935,307
Medical Products - 1.5%
       7,420     Henry Schein, Inc.*                                    469,167
      12,942     INAMED Corp.*                                          687,867
      14,345     Varian Medical Systems, Inc.*                          575,952
                                                                      1,732,986
Miscellaneous Manufacturing - 1.0%
     541,359     FKI PLC                                              1,185,363
Motion Pictures and Services - 0.2%
       6,300     DreamWorks Animation SKG, Inc. - Class A*              246,015
Multi-Line Insurance - 0.7%
      31,070     Assurant, Inc.                                         838,269
Oil Companies - Exploration and Production - 3.7%
      33,030     EOG Resources, Inc.                                  2,198,476
      26,675     Murphy Oil Corp.                                     2,134,534
                                                                      4,333,010
Optical Supplies - 0.4%
       7,100     Alcon, Inc. (New York Shares)*                         505,520
Pipelines - 2.4%
      42,385     Kinder Morgan, Inc.                                  2,728,322
Property and Casualty Insurance - 0.7%
      18,480     W. R. Berkley Corp.                                    789,835
Publishing - Newspapers - 0.5%
       7,645     McClatchy Co. - Class A                                531,328
Publishing - Periodicals - 0.4%
      45,725     Playboy Enterprises, Inc. - Class B*                   507,548
Radio - 0.2%
       8,880     Westwood One, Inc.*                                    204,950
Recreational Vehicles - 0.9%
      17,515     Polaris Industries, Inc.#                            1,039,515
Reinsurance - 2.3%
         945     Berkshire Hathaway, Inc. - Class B*                  2,649,780
Respiratory Products - 0.8%
      18,955     Respironics, Inc.*                                     968,411
Retail - Auto Parts - 0.6%
      17,860     Advance Auto Parts, Inc.*                              698,683
Retail - Office Supplies - 1.1%
      42,235     Staples, Inc.*                                       1,256,069
Retail - Restaurants - 1.2%
      13,095     Outback Steakhouse, Inc.                               518,431
      20,645     Yum! Brands, Inc.                                      898,058
                                                                      1,416,489
Schools - 1.6%
      18,597     Apollo Group, Inc. - Class A*                        1,227,402
       5,755     Strayer Education, Inc.                                558,465
                                                                      1,785,867
Semiconductor Components/Integrated Circuits - 1.5%
      15,920     Linear Technology Corp.                                603,050
      40,865     Marvell Technology Group, Ltd.*                      1,167,513
                                                                      1,770,563
Semiconductor Equipment - 1.2%
      16,640     KLA-Tencor Corp.*                                      757,619
      22,845     Novellus Systems, Inc.*                                591,914
                                                                      1,349,533
Telecommunication Equipment - 1.5%
      16,840     Harris Corp.                                         1,036,165
      39,580     UTStarcom, Inc.*,#                                     677,610
                                                                      1,713,775
Telecommunication Services - 0.8%
      37,655     Amdocs, Ltd. (New York Shares)*                        947,023
Television - 1.0%
      35,934     Univision Communications, Inc. - Class A*            1,112,517
Textile-Home Furnishings - 0.9%
      12,300     Mohawk Industries, Inc.*                             1,046,484
Therapeutics - 2.3%
      22,985     Gilead Sciences, Inc.*                                 795,971
      14,885     MGI Pharma, Inc.*                                      396,983
      30,825     Neurocrine Biosciences, Inc.*                        1,434,903
                                                                      2,627,857
Toys - 0.9%
      66,395     Marvel Enterprises, Inc.*                            1,022,483
Transportation - Railroad - 0.7%
      14,530     Canadian National Railway Co. (New York Shares)        785,347
Transportation - Services - 1.3%
      12,830     C.H. Robinson Worldwide, Inc.#                         692,050
      13,660     Expeditors International of Washington, Inc.#          779,986
                                                                      1,472,036
--------------------------------------------------------------------------------
Total Common Stock (cost $75,262,984)                               102,210,605
--------------------------------------------------------------------------------
Other Securities - 7.2%
   8,205,749     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $8,205,749)                 8,205,749
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 3.5%
                 Federal Home Loan Bank System
$  4,000,000       1.69%, 11/1/04 (amortized cost $4,000,000)         4,000,000

--------------------------------------------------------------------------------
Total Investments (total cost $87,468,733) - 100%                $  114,416,354
================================================================================

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                           $     1,167,513                  1.0%
Canada                                  1,539,296                  1.3
Germany                                 1,448,954                  1.3
Ireland                                 1,201,334                  1.1
Israel                                    695,483                  0.6
Liberia                                 1,096,265                  1.0
Singapore                                 738,424                  0.6
Switzerland                               505,520                  0.4
United Kingdom                          2,132,386                  1.9
United States ++                      103,891,179                 90.8

      Total                       $   114,416,354                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (80.1% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                $    8,205,749
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 82.2%
Advertising Agencies - 0.9%
       4,900     Interpublic Group of Companies, Inc.*           $       60,074
       2,800     Omnicom Group, Inc.                                    220,920
                                                                        280,994
Agricultural Chemicals - 0.9%
      17,000     Agrium, Inc. (New York Shares)                         282,030
Applications Software - 0.1%
       3,500     Pinnacle Systems, Inc.*                                 16,310
Automotive - Truck Parts and Equipment - Original - 1.0%
       4,500     Magna International, Inc. - Class A
                   (New York Shares)                                    328,275
Brewery - 0.4%
       2,100     Adolph Coors Co. - Class B                             140,070
Broadcast Services and Programming - 0.6%
      20,000     Liberty Media Corp. - Class A*                         178,400
Building - Residential and Commercial - 1.2%
       3,600     Pulte Homes, Inc.                                      197,568
       3,200     Standard Pacific Corp.                                 179,680
                                                                        377,248
Chemicals - Specialty - 1.0%
         750     Cytec Industries, Inc.                                  34,883
       8,300     Lubrizol Corp.                                         288,259
                                                                        323,142
Coal - 0.4%
       3,800     Arch Coal, Inc.                                        123,576
Commercial Banks - 0.8%
       5,500     Compass Bancshares, Inc.                               262,735
Commercial Services - 0.5%
      13,000     ServiceMaster Co.                                      166,920
Commercial Services - Finance - 0.7%
       5,100     H&R Block, Inc.                                        242,505
Computers - Memory Devices - 0.2%
       5,500     Advanced Digital Information Corp.*                     49,225
Consumer Products - Miscellaneous - 0.5%
       6,000     American Greetings Corp. - Class A                     158,700
Containers - Paper and Plastic - 0.3%
       3,700     Packaging Corporation of America*                       81,141
Data Processing and Management - 0.5%
       7,000     VERITAS Software Corp.*                                153,160
Decision Support Software - 0.2%
       6,000     NetIQ Corp.*                                            76,080
Distribution/Wholesale - 2.0%
       7,600     Genuine Parts Co.                                      303,164
       5,800     W.W. Grainger, Inc.                                    339,822
                                                                        642,986
Diversified Operations - 0.7%
       3,400     Dover Corp.                                            133,518
       6,000     Federal Signal Corp.                                    99,720
                                                                        233,238
E-Commerce/Services - 0.6%
       9,700     IAC/InterActiveCorp*                                   209,714
Electronic Components - Miscellaneous - 0.6%
      14,600     Vishay Intertechnology, Inc.*                          188,778
Electronic Components - Semiconductors - 2.3%
       5,320     Advanced Micro Devices, Inc.*                           89,482
      11,300     Fairchild Semiconductor International, Inc.*           162,381
      14,000     Intersil Corp. - Class A                               228,480
       7,300     QLogic Corp.*                                          237,250
       6,300     Zoran Corp.*                                            63,567
                                                                        781,160
Electronic Design Automation - 0.5%
       3,800     Cadence Design Systems, Inc.*,#                         47,272
       7,000     Synopsys, Inc.*                                        113,680
                                                                        160,952
Engineering - Research and Development Services - 1.1%
       8,500     Jacobs Engineering Group, Inc.*                        346,205
Fiduciary Banks - 0.9%
       6,200     State Street Corp.                                     279,310
Finance - Commercial - 1.0%
       8,100     CIT Group, Inc.                                        327,240
Finance - Investment Bankers/Brokers - 1.0%
       5,200     Legg Mason, Inc.                                       331,292
Food - Diversified - 0.5%
       4,100     H.J. Heinz Co.                                         149,035
Food - Wholesale/Distribution - 0.8%
       8,300     Supervalu, Inc.                                        244,767
Forestry - 0.2%
       2,000     Plum Creek Timber Company, Inc.                         72,580
Gas - Distribution - 1.2%
      15,000     ONEOK, Inc.                                            402,300
Health Care Cost Containment - 0.8%
       9,900     McKesson Corp.                                         263,934
Hospital Beds and Equipment - 1.1%
       7,300     Hillenbrand Industries, Inc.                           363,394
Hotels and Motels - 0.5%
       5,700     Fairmont Hotels & Resorts, Inc. (New York Shares)      161,766
Human Resources - 0.3%
       2,100     Manpower, Inc.                                          95,025
Industrial Gases - 0.5%
       3,100     Air Products and Chemicals, Inc.                       164,858
Internet Applications Software - 0.2%
       5,500     Verity, Inc.*                                           71,060
Internet Security - 1.0%
      14,000     Check Point Software Technologies, Ltd.
                   (New York Shares)*                                   316,694
Investment Management and Advisory Services - 2.1%
       7,500     Federated Investors, Inc. - Class B                    217,425
       4,500     Franklin Resources, Inc.                               272,790
       9,800     Waddell & Reed Financial, Inc. - Class A               205,898
                                                                        696,113
Machinery - Construction and Mining - 0.4%
       3,500     Joy Global, Inc.                                       118,265
Machinery - General Industrial - 0.3%
       3,500     Albany International Corp. - Class A                   105,070
Medical - Drugs - 0.3%
       4,500     Priority Healthcare Corp. - Class B*,#                  81,270
Medical - HMO - 0.4%
       6,100     Humana, Inc.*                                          116,815
Medical - Hospitals - 1.9%
       7,200     HCA, Inc.                                              264,456
       4,900     LifePoint Hospitals, Inc.*                             158,858
       8,600     Province Healthcare Co.*                               184,384
                                                                        607,698
Medical - Nursing Homes - 0.6%
       6,000     Manor Care, Inc.                                       196,440
Medical Labs and Testing Services - 0.9%
       6,100     Laboratory Corporation of America Holdings*            279,380
Medical Products - 0.1%
         800     Invacare Corp.                                          36,944
Medical Sterilization Products - 1.0%
      15,000     Steris Corp.*                                          310,950
Multi-Line Insurance - 1.4%
      19,200     Old Republic International Corp.                       448,320
Multimedia - 1.1%
       9,000     Belo Corp. - Class A                                   209,250
       1,600     McGraw-Hill Companies, Inc.                            138,000
                                                                        347,250
Networking Products - 1.1%
      30,000     3Com Corp.*                                            124,200
      18,000     Foundry Networks, Inc.*                                218,340
                                                                        342,540
Non-Hazardous Waste Disposal - 0.5%
       4,800     Republic Services, Inc.                                147,840
Office Automation and Equipment - 0.3%
       5,500     Xerox Corp.*                                            81,235
Oil - Field Services - 0.9%
       6,900     Key Energy Services, Inc.*                              79,350
       2,800     Varco International, Inc.*                              77,504
       2,500     Weatherford International, Ltd*                        130,650
                                                                        287,504
Oil and Gas Drilling - 2.5%
       2,100     Noble Corp.*                                            95,928
      19,900     Patterson-UTI Energy, Inc.                             382,677
       6,000     Precision Drilling Corp.*                              369,960
                                                                        848,565
Oil Companies - Exploration and Production - 4.7%
       2,100     Devon Energy Corp.                                     155,337
      10,100     Forest Oil Corp.*                                      308,050
       4,300     Newfield Exploration Co.*                              250,260
       4,200     Noble Energy, Inc.                                     243,600
       6,800     Pioneer Natural Resources Co.                          220,320
       3,600     Plains Exploration & Production Co.*                    90,000
       3,700     Stone Energy Corp.*                                    152,329
       3,000     Unocal Corp.                                           125,250
                                                                      1,545,146
Oil Companies - Integrated - 0.4%
       3,700     Marathon Oil Corp.                                     141,007
Oil Field Machinery and Equipment - 1.3%
       4,900     Cooper Cameron Corp.*                                  236,915
       3,500     FMC Technologies, Inc.*                                105,805
       2,600     National-Oilwell, Inc.*                                 87,646
                                                                        430,366
Paper and Related Products - 1.3%
       6,600     Rayonier, Inc.                                         312,840
       1,800     Temple-Inland, Inc.                                    106,416
                                                                        419,256
Pharmacy Services - 1.5%
       7,800     Accredo Health, Inc.*                                  179,634
      11,100     Omnicare, Inc.                                         306,249
                                                                        485,883
Photo Equipment and Supplies - 0.3%
       3,200     Eastman Kodak Co.                                       96,896
Power Converters and Power Supply Equipment - 0.5%
       9,000     American Power Conversion Corp.                        173,520
Property and Casualty Insurance - 0.6%
       3,700     Mercury General Corp.                                  190,291
Publishing - Newspapers - 0.6%
       4,800     Tribune Co.                                            207,360
Publishing - Periodicals - 0.2%
       3,900     Reader's Digest Association, Inc.                       54,912
Reinsurance - 2.6%
         160     Berkshire Hathaway, Inc. - Class B*                    448,640
       2,500     Everest Re Group, Ltd.                                 198,425
       5,300     IPC Holdings, Ltd.                                     214,438
                                                                        861,503
REIT - Apartments - 1.2%
       6,900     Archstone-Smith Trust, Inc.                            231,495
       4,000     Home Properties, Inc.                                  164,600
                                                                        396,095
REIT - Office Property - 1.2%
       3,500     Alexandria Real Estate Equities, Inc.                  231,175
       4,100     Prentiss Properties Trust                              147,518
                                                                        378,693
REIT - Regional Malls - 1.0%
       5,400     Macerich Co.                                           322,650
REIT - Shopping Centers - 0.6%
       5,400     Weingarten Realty Investors                            195,264
Retail - Apparel and Shoe - 1.1%
       6,000     AnnTaylor Stores Corp.*                                134,760
       8,000     Talbots, Inc.                                          211,120
                                                                        345,880
Retail - Auto Parts - 0.5%
       4,200     Advance Auto Parts, Inc.*                              164,304
Retail - Discount - 0.7%
      19,000     Big Lots, Inc.*                                        235,410
Retail - Drug Store - 0.8%
       6,000     CVS Corp.                                              260,760
Retail - Restaurants - 1.6%
       5,500     Bob Evans Farms, Inc.                                  131,120
       5,700     Brinker International, Inc.*                           184,110
       6,100     Wendy's International, Inc.                            203,557
                                                                        518,787
Retail - Toy Store - 0.4%
       7,600     Toys R Us, Inc.*                                       136,876
Rubber - Tires - 0.5%
       8,300     Cooper Tire & Rubber Co.                               161,684
Savings/Loan/Thrifts - 4.9%
       5,800     Astoria Financial Corp.                                226,722
      13,000     Brookline Bancorp, Inc.                                201,370
       9,500     Independence Community Bank Corp.                      357,485
       4,500     People's Bank                                          168,705
      12,700     Provident Financial Services, Inc.                     228,600
      16,500     Washington Federal, Inc.                               421,080
                                                                      1,603,962
Semiconductor Components/Integrated Circuits - 0.8%
      21,000     Integrated Device Technology, Inc.*                    248,220
Steel - Producers - 1.0%
       4,200     International Steel Group, Inc.*                       155,106
       4,800     Steel Dynamics, Inc.                                   159,360
                                                                        314,466
Super-Regional Banks - 1.6%
       7,000     PNC Bank Corp.                                         366,100
       2,129     SunTrust Banks, Inc.                                   149,839
                                                                        515,939
Telecommunication Equipment - Fiber Optics - 0.1%
       2,500     Newport Corp.*                                          28,225
Telephone - Integrated - 2.0%
       5,500     ALLTEL Corp.                                           302,115
       6,700     CenturyTel, Inc.                                       215,003
      11,000     IDT Corp.*                                             144,430
                                                                        661,548
Tools - Hand Held - 0.3%
       3,100     Snap-On, Inc.                                           91,078
Toys - 0.5%
       9,500     Mattel, Inc.*                                          166,345
Transportation - Railroad - 0.4%
       7,300     Kansas City Southern*                                  123,735
Transportation - Services - 0.7%
      13,400     Laidlaw International, Inc.*                           223,378
Transportation - Truck - 2.0%
      10,900     Swift Transportation Company, Inc.*,#                  206,010
       6,800     USF Corp.                                              243,712
      10,200     Werner Enterprises, Inc.                               216,240
                                                                        665,962
Wireless Equipment - 0.5%
      20,000     Wireless Facilities, Inc.*,#                           147,600
--------------------------------------------------------------------------------
Total Common Stock (cost $24,567,568)                                26,611,999
--------------------------------------------------------------------------------
Other Securities - 1.1%
     348,224     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $348,224)                     348,224
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 16.7%
                 Federal Home Loan Bank System
$  5,400,000       1.69%, 11/1/04 (amortized cost $5,400,000)         5,400,000
--------------------------------------------------------------------------------
Total Investments (total cost $30,315,792) - 100%                $   32,360,223
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                           $       543,513                  1.7%
Canada                                  1,142,031                  3.5
Cayman Islands                             95,928                  0.3
Israel                                    316,694                  1.0
United States++                        30,262,057                 93.5

      Total                       $    32,360,223                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (75.7% excluding Short-Term Securities and Other Securities)


Schedule of Futures Contracts
As of October 31, 2004

Financial Futures - Long
10 Contracts                S&P Mid 400 E-mini**
                               expires December 2004, principal
                               amount $593,525, value $602,800
                               cumulative appreciation...................$9,275


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trusts

*     Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of October 31, 2004.

+ The security is purchased with the cash collateral received from securities on loan.

** Cash has been segregated to cover segregation requirements on open futures contracts in the amount of $39,200.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                 $      387,424
--------------------------------------------------------------------------------

JANUS ADVISER MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount                                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 32.6%
     $  700,000    Bavaria TRR Corp., 2.04%, 1/18/05 (Section 4(2))                                      $        696,906
        700,000    Check Point Charlie, Inc., 2.07%, 1/18/05 (Section 4(2))                                       696,861
        700,000    Harrier Finance Funding LLC, 2.07%, 12/16/04 (144A)                                            698,320
        750,000    K2 (USA) LLC, 2.07%, 1/25/05 (Section 4(2))                                                    746,334
        700,000    La Fayette Asset Securitization, 1.97%, 12/15/04 (Section 4(2))                                698,315
        700,000    Rhineland Funding Capital Corp., 2.07%, 1/25/05 (Section 4(2))                                 696,579
        750,000    Victory Receivables Corp., 1.91%, 11/29/04 (Section 4(2))                                      748,885
-------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $4,982,200)                                                                        4,982,200
-------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 48.4%
        650,000    Advocare of South Carolina, Inc. 2.04%, 6/1/17                                                 650,000
        520,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B
                     2.16%, 10/1/19                                                                               520,000
      1,290,000    Arbor View III LLC, Series 2001-A 1.91%, 8/1/28                                              1,290,000
        310,000    Breckenridge Terrace LLC, 1.96%, 5/1/39                                                        310,000
        200,000    Capel, Inc., 2.09%, 9/1/09                                                                     200,000
        350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A,
                     1.96%, 7/1/35                                                                                350,000
      1,740,000    Cunat Capital Corp., Series 1998-A, 2.21%, 12/1/28                                           1,740,000
        190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 2.08%, 12/22/24               190,000
        250,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.),
                     Series A, 2.24%, 9/1/14                                                                      250,000
        880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project)
                     Series B 2.38%, 5/1/31                                                                       880,000
        345,000    Ohio State Higher Education Facilities Revenue (Columbus College Project), Series
                     2003A, 2.00%, 9/1/07                                                                         345,000
        160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark)
                     2.18%, 4/1/20                                                                                160,000
        300,000    Saint Joseph, Missouri Industrial Development Authority Revenue (Albaugh, Inc.
                     Project) Series B 2.48%, 11/1/19                                                             300,000
        200,000    West Covina, California Public Financing Authority Tax Allocation Revenue 2.04%
                     11/1/29                                                                                      200,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $7,385,000)                                                                     7,385,000
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 19.0%
      2,900,000    Citigroup Global Markets, Inc., 1.925%
                     dated 10/29/04, maturing 11/1/04
                     to be repurchased at $2,900,465
                     collateralized by $7,630,823
                     in U.S. Government Agencies
                     0% - 10.00%, 2/15/10 - 6/25/34
                     with a value of $2,980,694
                     (cost $2,900,000)                                                                          2,900,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,267,200) - 100%                                                             $15,267,200
-------------------------------------------------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2004.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

JANUS ADVISER RISK-MANAGED CORE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 99.2%
Aerospace and Defense - 1.1%
         500     Boeing Co.                                      $       24,950
         300     General Dynamics Corp.                                  30,636
         100     Lockheed Martin Corp.                                    5,509
         600     Northrop Grumman Corp.                                  31,050
       1,100     Raytheon Co.                                            40,128
         400     Rockwell Collins, Inc.                                  14,188
                                                                        146,461
Aerospace and Defense - Equipment - 0.2%
         200     B.F. Goodrich Co.                                        6,166
         200     United Technologies Corp.                               18,564
                                                                         24,730
Agricultural Operations - 1.6%
       4,300     Archer-Daniels-Midland Co.                              83,291
       2,800     Monsanto Co.                                           119,700
                                                                        202,991
Apparel Manufacturers - 0.2%
         100     Coach, Inc.*                                             4,663
         200     Jones Apparel Group, Inc.                                7,060
         200     V. F. Corp.                                             10,766
                                                                         22,489
Applications Software - 0.6%
       2,800     Microsoft Corp.                                         78,372
Athletic Footwear - 0.3%
         500     NIKE, Inc. - Class B                                    40,655
Automotive - Cars and Light Trucks - 0.1%
         300     Ford Motor Co.                                           3,909
         200     General Motors Corp.                                     7,710
                                                                         11,619
Automotive - Medium and Heavy Duty Trucks - 0.2%
         300     PACCAR, Inc.                                            20,793
Automotive - Truck Parts and Equipment - Original - 0.5%
         300     Dana Corp.                                               4,473
         900     Johnson Controls, Inc.                                  51,615
       1,000     Visteon Corp.                                            7,110
                                                                         63,198
Beverages - Non-Alcoholic - 1.8%
         700     Coca-Cola Co.                                           28,462
       4,700     Coca-Cola Enterprises, Inc.                             98,277
       2,000     Pepsi Bottling Group, Inc.                              56,080
       1,100     PepsiCo, Inc.                                           54,538
                                                                        237,357
Beverages - Wine and Spirits - 0.3%
         900     Brown-Forman Corp. - Class B                            40,410
Brewery - 0.4%
         500     Adolph Coors Co. - Class B                              33,350
         500     Anheuser-Busch Companies, Inc.                          24,975
                                                                         58,325
Building - Residential and Commercial - 0.2%
         500     Centex Corp.                                            25,970
         100     Pulte Homes, Inc.                                        5,488
                                                                         31,458
Building and Construction Products - Miscellaneous - 0.1%
         100     Masco Corp.                                              3,426
         100     Vulcan Materials Co.                                     4,978
                                                                          8,404
Building Products - Air and Heating - 0.5%
       1,900     American Standard Companies, Inc.*                      69,483
Casino Hotels - 0.1%
         300     Harrah's Entertainment, Inc.                            17,556
Casino Services - 0.9%
       3,400     International Game Technology                          112,336
Cellular Telecommunications - 0.5%
       2,600     Nextel Communications, Inc. - Class A*                  68,874
Chemicals - Diversified - 0.2%
         300     Dow Chemical Co.                                        13,482
         100     PPG Industries, Inc.                                     6,375
         100     Rohm & Haas Co.                                          4,239
                                                                         24,096
Chemicals - Specialty - 0.8%
         800     Ashland, Inc.                                           46,096
         900     Eastman Chemical Co.                                    42,723
         300     Ecolab, Inc.                                            10,155
                                                                         98,974
Coatings and Paint Products - 0.3%
       1,000     Sherwin-Williams Co.                                    42,720
Commercial Banks - 0.5%
         100     AmSouth Bancorporation                                   2,639
         200     BB&T Corp.                                               8,222
         400     Marshall & Ilsley Corp.                                 16,788
         200     North Fork Bancorporation, Inc.                          8,820
         600     SouthTrust Corp.                                        26,142
         100     Synovus Financial Corp.                                  2,719
                                                                         65,330
Commercial Services - Finance - 0.3%
         100     Equifax, Inc.                                            2,615
         400     Moody's Corp.                                           31,124
         100     Paychex, Inc.                                            3,279
                                                                         37,018
Computer Aided Design - 0.5%
       1,200     Autodesk, Inc.*                                         63,300
Computer Services - 0.1%
         200     Computer Sciences Corp.*                                 9,934
Computers - 1.1%
         500     Apple Computer, Inc.*                                   26,265
       1,400     Dell, Inc.*                                             49,084
         100     Hewlett-Packard Co.                                      1,866
         700     IBM Corp.                                               62,825
                                                                        140,040
Computers - Integrated Systems - 0.4%
       1,000     NCR Corp.*                                              56,350
Computers - Peripheral Equipment - 0.5%
         800     Lexmark International Group, Inc. - Class A*            66,488
Consumer Products - Miscellaneous - 1.4%
       1,300     Clorox Co.                                              70,980
         900     Fortune Brands, Inc.                                    65,538
         700     Kimberly-Clark Corp.                                    41,769
                                                                        178,287
Containers - Metal and Glass - 0.4%
       1,200     Ball Corp.                                              47,820
Containers - Paper and Plastic - 0.5%
         700     Bemis Company, Inc.                                     18,529
         800     Pactiv Corp.*                                           18,952
         500     Sealed Air Corp.*                                       24,770
                                                                         62,251
Cosmetics and Toiletries - 2.5%
         750     Alberto-Culver Co.                                      33,645
       2,400     Avon Products, Inc.                                     94,920
       2,100     Gillette Co.                                            87,108
         400     International Flavors & Fragrances, Inc.                15,620
       1,900     Procter & Gamble Co.                                    97,242
                                                                        328,535
Cruise Lines - 0.3%
         800     Carnival Corp. (New York Shares)                        40,448
Data Processing and Management - 1.0%
       1,700     Automatic Data Processing, Inc.                         73,763
       1,300     First Data Corp.                                        53,664
                                                                        127,427
Disposable Medical Products - 0.6%
       1,300     C.R. Bard, Inc.                                         73,840
Distribution/Wholesale - 0.4%
         700     Genuine Parts Co.                                       27,923
         500     W.W. Grainger, Inc.                                     29,295
                                                                         57,218
Diversified Operations - 5.0%
       1,300     3M Co.                                                 100,841
         300     Cooper Industries, Ltd. - Class A                       19,170
         100     Crane Co.                                                2,787
       1,400     Danaher Corp.                                           77,182
         900     Eaton Corp.                                             57,555
       4,800     General Electric Co.                                   163,776
         800     Honeywell International, Inc.                           26,944
         300     Illinois Tool Works, Inc.                               27,684
         100     Ingersoll-Rand Co. - Class A                             6,844
         200     ITT Industries, Inc.                                    16,228
       1,000     Textron, Inc.                                           68,150
       2,300     Tyco International, Ltd. (New York Shares)              71,645
                                                                        638,806
Diversified Operations-Commercial Services - 0.2%
       1,400     Cendant Corp.                                           28,826
E-Commerce/Services - 1.1%
       1,400     eBay, Inc.*                                            136,654
Electric - Integrated - 5.9%
       1,100     Allegheny Energy, Inc.*                                 20,141
         500     American Electric Power Company, Inc.                   16,465
         500     Cinergy Corp.                                           19,760
         300     Constellation Energy Group, Inc.                        12,186
         900     DTE Energy Co.                                          38,439
         600     Duke Energy Corp.                                       14,718
       3,700     Edison International                                   112,850
         700     Entergy Corp.                                           45,752
       1,100     Exelon Corp.                                            43,582
       1,200     FirstEnergy Corp.                                       49,596
         100     FPL Group, Inc.                                          6,890
       4,600     PG&E Corp.*                                            147,384
         500     Pinnacle West Capital Corp.                             21,310
         200     PPL Corp.                                               10,400
         300     Public Service Enterprise Group, Inc.                   12,777
         400     Southern Co.                                            12,636
         100     TECO Energy, Inc.                                        1,400
       1,400     TXU Corp.                                               85,708
       4,800     Xcel Energy, Inc.                                       82,080
                                                                        754,074
Electronic Components - Semiconductors - 0.4%
         400     Advanced Micro Devices, Inc.*                            6,728
         100     Broadcom Corp. - Class A*                                2,705
         400     Intel Corp.                                              8,904
         400     National Semiconductor Corp.                             6,680
         200     NVIDIA Corp.*                                            2,894
         700     Xilinx, Inc.                                            21,420
                                                                         49,331
Electronic Forms - 0.1%
         200     Adobe Systems, Inc.                                     11,206
Electronic Measuring Instruments - 0.1%
         100     Agilent Technologies, Inc.*                              2,506
         200     Tektronix, Inc.                                          6,066
                                                                          8,572
Enterprise Software/Services - 0.3%
         500     BMC Software, Inc.*                                      9,460
         900     Computer Associates International, Inc.                 24,939
                                                                         34,399
Entertainment Software - 0.1%
         200     Electronic Arts, Inc.*                                   8,984
Fiduciary Banks - 0.1%
         200     State Street Corp.                                       9,010
Finance - Consumer Loans - 0.1%
         400     SLM Corp.                                               18,104
Finance - Credit Card - 0.6%
       1,100     American Express Co.                                    58,377
         200     Capital One Financial Corp.                             14,752
         100     MBNA Corp.                                               2,563
                                                                         75,692
Finance - Investment Bankers/Brokers - 1.6%
         100     Bear Stearns Companies, Inc.                             9,475
       2,700     Citigroup, Inc.                                        119,799
       1,848     JPMorgan Chase & Co.                                    71,333
         200     Merrill Lynch & Company, Inc.                           10,788
                                                                        211,395
Finance - Mortgage Loan Banker - 1.1%
       3,800     Countrywide Financial Corp.                            121,334
         300     Freddie Mac                                             19,980
                                                                        141,314
Financial Guarantee Insurance - 0.2%
         500     MGIC Investment Corp.                                   32,155
Food - Confectionary - 0.7%
       1,200     Hershey Foods Corp.                                     60,828
         500     Wm. Wrigley Jr. Company                                 32,700
                                                                         93,528
Food - Diversified - 2.0%
         200     Campbell Soup Co.                                        5,368
       2,300     ConAgra Foods, Inc.                                     60,720
         100     General Mills, Inc.                                      4,425
         500     H.J. Heinz Co.                                          18,175
         800     Kellogg Co.                                             34,400
       1,200     McCormick & Company, Inc.                               42,516
       4,300     Sara Lee Corp.                                         100,104
                                                                        265,708
Food - Retail - 0.1%
         500     Albertson's, Inc.                                       11,405
Food - Wholesale/Distribution - 0.5%
         500     Supervalu, Inc.                                         14,745
       1,500     Sysco Corp.                                             48,405
                                                                         63,150
Forestry - 0.1%
         200     Plum Creek Timber Company, Inc.                          7,258
Gas - Distribution - 0.4%
       1,400     Sempra Energy Co.                                       46,956
Gold Mining - 0.1%
         300     Newmont Mining Corp.                                    14,256
Home Decoration Products - 0.1%
         900     Newell Rubbermaid, Inc.                                 19,404
Home Furnishings - 0.1%
         300     Leggett & Platt, Inc.                                    8,439
Hotels and Motels - 0.3%
         300     Hilton Hotels Corp.                                      5,970
         100     Marriott International, Inc. - Class A                   5,449
         700     Starwood Hotels & Resorts Worldwide, Inc.*              33,411
                                                                         44,830
Human Resources - 0%
         100     Robert Half International, Inc.                          2,653
Industrial Automation and Robotics - 0.3%
         800     Rockwell Automation, Inc.                               33,352
Industrial Gases - 0.1%
         300     Praxair, Inc.                                           12,660
Instruments - Controls - 0.3%
         200     Parker Hannifin Corp.                                   14,126
       1,000     Thermo Electron Corp.*                                  29,000
                                                                         43,126
Instruments - Scientific - 0.5%
         200     Fisher Scientific International, Inc.*                  11,472
         600     PerkinElmer, Inc.                                       12,324
       1,000     Waters Corp.*                                           41,290
                                                                         65,086
Insurance Brokers - 0.5%
       3,000     Aon Corp.                                               61,230
Internet Security - 0.5%
       1,200     Symantec Corp.*                                         68,328
Investment Management and Advisory Services - 0.3%
         300     Franklin Resources, Inc.                                18,186
         400     T. Rowe Price Group, Inc.                               22,308
                                                                         40,494
Leisure and Recreation Products - 0.3%
         900     Brunswick Corp.*                                        42,228
Life and Health Insurance - 1.4%
       1,400     AFLAC, Inc.                                             50,232
         700     CIGNA Corp.                                             44,422
         100     Jefferson-Pilot Corp.                                    4,829
         700     Lincoln National Corp.                                  30,660
       1,000     Torchmark Corp.                                         54,020
                                                                        184,163
Linen Supply and Related Items - 0.1%
         400     Cintas Corp.*                                           17,256
Machinery - Construction and Mining - 0.1%
         200     Caterpillar, Inc.                                       16,108
Machinery - Farm - 0.2%
         400     Deere & Co.                                             23,912
Medical - Biomedical and Genetic - 0.6%
         100     Amgen, Inc.*                                             5,680
       1,100     Biogen Idec, Inc.*                                      63,976
         100     Genzyme Corp.*                                           5,247
                                                                         74,903
Medical - Drugs - 3.5%
         100     Abbott Laboratories                                      4,263
         900     Eli Lilly and Co.                                       49,419
       2,200     Forest Laboratories, Inc.*                              98,120
       1,400     Merck & Company, Inc.                                   43,834
       6,720     Pfizer, Inc.                                           194,544
       3,200     Schering-Plough Corp.                                   57,952
                                                                        448,132
Medical - HMO - 1.4%
       1,000     Aetna, Inc.*                                            95,000
         100     Anthem, Inc.*                                            8,040
         600     UnitedHealth Group, Inc.*                               43,440
         300     WellPoint Health Networks, Inc.*                        29,298
                                                                        175,778
Medical - Hospitals - 0.2%
         400     HCA, Inc.                                               14,692
         400     Health Management Associates, Inc. - Class A             8,264
                                                                         22,956
Medical - Nursing Homes - 0%
         100     Manor Care, Inc.                                         3,274
Medical Information Systems - 0.2%
       1,000     IMS Health, Inc.                                        21,180
Medical Instruments - 3.2%
       3,400     Boston Scientific Corp.*                               120,020
       2,000     Guidant Corp.                                          133,240
       1,000     Medtronic, Inc.                                         51,110
       1,500     St. Jude Medical, Inc.*                                114,855
                                                                        419,225
Medical Labs and Testing Services - 0.6%
         900     Quest Diagnostics, Inc.*                                78,786
Medical Products - 4.3%
         900     Baxter International, Inc.*                             27,684
       1,700     Becton, Dickinson and Co.                               89,250
         700     Biomet, Inc.*                                           32,676
       1,900     Johnson & Johnson                                      110,922
       2,600     Stryker Corp.*                                         112,034
       2,300     Zimmer Holdings, Inc.*                                 178,457
                                                                        551,023
Metal - Copper - 0.3%
         400     Phelps Dodge Corp.                                      35,016
Metal - Diversified - 0%
         100     Freeport-McMoRan Copper & Gold, Inc. - Class B           3,622
Metal Processors and Fabricators - 0.1%
         600     Worthington Industries, Inc.                            11,910
Motorcycle and Motor Scooter Manufacturing - 0.3%
         700     Harley-Davidson, Inc.                                   40,299
Multi-Line Insurance - 2.7%
       1,400     Allstate Corp.                                          67,326
       1,000     American International Group, Inc.                      60,710
         800     Hartford Financial Services Group, Inc.                 46,784
       1,700     Loews Corp.                                            101,830
       1,700     MetLife, Inc.*                                          65,195
         200     Prudential Financial, Inc.*                              9,294
                                                                        351,139
Multimedia - 0.4%
         400     McGraw-Hill Companies, Inc.                             34,500
         300     Meredith Corp.                                          14,700
                                                                         49,200
Networking Products - 0.5%
       3,700     Cisco Systems, Inc.*                                    71,077
Non-Hazardous Waste Disposal - 0.1%
         500     Waste Management, Inc.                                  14,240
Office Automation and Equipment - 0.1%
         800     Xerox Corp.*                                            11,816
Office Supplies and Forms - 0.4%
         900     Avery Dennison Corp.                                    54,756
Oil - Field Services - 1.9%
       1,000     Baker Hughes, Inc.                                      42,830
         800     BJ Services Co.                                         40,800
       3,000     Halliburton Co.                                        111,120
         800     Schlumberger, Ltd. (New York Shares)                    50,352
                                                                        245,102
Oil and Gas Drilling - 0.7%
         800     Nabors Industries, Ltd.*                                39,296
       1,600     Transocean, Inc.*                                       56,400
                                                                         95,696
Oil Companies - Exploration and Production - 3.2%
       1,000     Anadarko Petroleum Corp.                                67,450
       1,340     Apache Corp.                                            67,938
       2,700     Burlington Resources, Inc.                             112,050
         400     Devon Energy Corp.                                      29,588
       1,000     EOG Resources, Inc.                                     66,560
         500     Kerr-McGee Corp.                                        29,610
       1,000     Unocal Corp.                                            41,750
                                                                        414,946
Oil Companies - Integrated - 4.7%
         900     Amerada Hess Corp.                                      72,639
         900     ChevronTexaco Corp.                                     47,754
       1,300     ConocoPhillips                                         109,603
       4,000     Exxon Mobil Corp.                                      196,880
       1,000     Marathon Oil Corp.                                      38,110
       2,400     Occidental Petroleum Corp.                             133,992
                                                                        598,978
Oil Refining and Marketing - 1.3%
         900     Sunoco, Inc.                                            66,924
       2,400     Valero Energy Corp.                                    103,128
                                                                        170,052
Optical Supplies - 0.3%
         600     Bausch & Lomb, Inc.                                     36,576
Paper and Related Products - 0.9%
         300     Boise Cascade Corp.                                      8,856
       1,000     Georgia-Pacific Corp.                                   34,590
         500     Louisiana-Pacific Corp.                                 12,255
         900     MeadWestvaco Corp.                                      28,377
         500     Temple-Inland, Inc.                                     29,560
                                                                        113,638
Pharmacy Services - 0.9%
         500     Caremark Rx, Inc.*                                      14,985
       3,013     Medco Health Solutions, Inc.*                          102,171
                                                                        117,156
Photo Equipment and Supplies - 0.1%
         400     Eastman Kodak Co.                                       12,112
Pipelines - 0.3%
         600     Kinder Morgan, Inc.                                     38,622
         200     Williams Companies, Inc.                                 2,502
                                                                         41,124
Printing - Commercial - 0.1%
         600     R.R. Donnelley & Sons Co.                               18,870
Property and Casualty Insurance - 2.3%
         900     ACE, Ltd.                                               34,254
       1,200     Progressive Corp.                                      112,260
       1,500     SAFECO Corp.                                            69,360
       1,700     St. Paul Travelers Companies, Inc.                      57,732
         300     XL Capital, Ltd. - Class A                              21,750
                                                                        295,356
Publishing - Newspapers - 0.4%
         500     Gannett Company, Inc.                                   41,475
         100     Knight-Ridder, Inc.                                      6,853
         200     Tribune Co.                                              8,640
                                                                         56,968
REIT - Apartments - 0%
         100     Equity Residential Properties Trust                      3,335
REIT - Office Property - 0%
         100     Equity Office Properties Trust                           2,812
REIT - Regional Malls - 0.4%
         900     Simon Property Group, Inc.                              52,488
REIT - Warehouse and Industrial - 0.1%
         200     ProLogis                                                 7,796
Retail - Apparel and Shoe - 0.8%
       1,600     Gap, Inc.                                               31,968
         400     Limited, Inc.                                            9,912
       1,500     Nordstrom, Inc.                                         64,770
                                                                        106,650
Retail - Consumer Electronics - 0%
         300     Circuit City Stores, Inc.                                4,875
Retail - Discount - 0.8%
         500     Costco Wholesale Corp.                                  23,970
         200     TJX Companies, Inc.                                      4,796
       1,300     Wal-Mart Stores, Inc.                                   70,096
                                                                         98,862
Retail - Drug Store - 0.3%
         700     CVS Corp.                                               30,422
         100     Walgreen Co.                                             3,589
                                                                         34,011
Retail - Major Department Stores - 0.6%
       2,100     J.C. Penney Company, Inc.                               72,639
         400     May Department Stores Co.                               10,424
                                                                         83,063
Retail - Office Supplies - 0.1%
         400     Office Depot, Inc.*                                      6,476
         200     Staples, Inc.*                                           5,948
                                                                         12,424
Retail - Regional Department Stores - 0%
         100     Federated Department Stores, Inc.                        5,045
Retail - Restaurants - 1.0%
         400     McDonald's Corp.*                                       11,660
       2,000     Starbucks Corp.*                                       105,760
         200     Wendy's International, Inc.                              6,674
         100     Yum! Brands, Inc.                                        4,350
                                                                        128,444
Rubber - Tires - 0%
         100     Cooper Tire & Rubber Co.                                 1,948
Savings/Loan/Thrifts - 0.7%
         800     Golden West Financial Corp.                             93,536
         100     Sovereign Bancorp, Inc.                                  2,165
                                                                         95,701
Schools - 0.8%
       1,600     Apollo Group, Inc. - Class A*                          105,600
Semiconductor Components/Integrated Circuits - 0.2%
         100     Linear Technology Corp.                                  3,788
         500     Maxim Integrated Products, Inc.                         21,995
                                                                         25,783
Steel - Producers - 0.3%
         300     Nucor Corp.                                             12,669
         600     United States Steel Corp.                               22,032
                                                                         34,701
Steel - Specialty - 0%
         100     Allegheny Technologies, Inc.                             1,681
Super-Regional Banks - 1.9%
       3,054     Bank of America Corp.                                  136,789
         100     Fifth Third Bancorp                                      4,919
         200     Huntington Bancshares, Inc.                              4,790
         200     KeyCorp                                                  6,718
         100     SunTrust Banks, Inc.                                     7,038
       1,100     U.S. Bancorp                                            31,471
         500     Wachovia Corp.                                          24,605
         500     Wells Fargo & Co.                                       29,860
                                                                        246,190
Telecommunication Equipment - 0.1%
         800     Avaya, Inc.*                                            11,520
Telecommunication Equipment - Fiber Optics - 0.1%
       1,000     Corning, Inc.*                                          11,450
Telephone - Integrated - 1.9%
         800     ALLTEL Corp.                                            43,944
         800     BellSouth Corp.                                         21,336
       2,700     Citizens Communications Co.                             36,180
       1,500     SBC Communications, Inc.                                37,890
         600     Sprint Corp.                                            12,570
       2,500     Verizon Communications, Inc.                            97,750
                                                                        249,670
Television - 0%
         200     Univision Communications, Inc. - Class A*                6,192
Tobacco - 1.2%
         700     Altria Group, Inc.                                      33,922
       1,300     Reynolds American, Inc.                                 89,518
         800     UST, Inc.                                               32,928
                                                                        156,368
Tools - Hand Held - 0.9%
         600     Black & Decker Corp.                                    48,168
         600     Snap-On, Inc.                                           17,628
       1,000     Stanley Works                                           44,520
                                                                        110,316
Transportation - Railroad - 0.3%
         400     Burlington Northern Santa Fe Corp.                      16,724
         800     Norfolk Southern Corp.                                  27,160
                                                                         43,884
Transportation - Services - 1.1%
         700     FedEx Corp.                                             63,784
         500     Ryder System, Inc.                                      25,050
         700     United Parcel Service, Inc. - Class B                   55,426
                                                                        144,260
Travel Services - 0.1%
         400     Sabre Group Holdings, Inc.                               8,604
Web Portals/Internet Service Providers - 1.0%
       3,700     Yahoo!, Inc.*                                          133,903
Wireless Equipment - 1.2%
       2,300     Motorola, Inc.                                          39,698
       2,900     QUALCOMM, Inc.                                         121,249
                                                                        160,947
--------------------------------------------------------------------------------
Total Common Stock (cost $11,330,813)                                12,863,068
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.8%
                 Federal Home Loan Bank System
$    100,000       1.69%, 11/1/04 (amortized cost $100,000)             100,000
--------------------------------------------------------------------------------
Total Investments (total cost $11,430,813) - 100%                $   12,963,068
================================================================================

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                           $       136,955                  1.0%
Cayman Islands                            112,404                  0.9
Netherlands                                50,352                  0.4
Panama                                     40,448                  0.3
United States++                        12,622,909                 97.4

      Total                       $    12,963,068                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (96.6% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trusts

*     Non-income-producing security.

JANUS ADVISER RISK-MANAGED GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 94.2%
Advertising Sales - 0.4%
       5,600     Lamar Advertising Co.*                          $      231,952
Advertising Services - 0.3%
       3,100     Getty Images, Inc.*                                    183,303
Aerospace and Defense - 0.5%
       3,300     Boeing Co.                                             164,670
         200     General Dynamics Corp.                                  20,424
       3,300     Rockwell Collins, Inc.                                 117,051
                                                                        302,145
Aerospace and Defense - Equipment - 0.3%
         900     Alliant Techsystems, Inc.*                              51,741
         500     United Defense Industries, Inc.*                        20,070
       1,300     United Technologies Corp.                              120,666
                                                                        192,477
Apparel Manufacturers - 0.5%
       5,500     Coach, Inc.*                                           256,465
Applications Software - 1.9%
      33,300     Microsoft Corp.                                        932,067
         300     NAVTEQ Corp.*                                           12,093
       9,100     Red Hat, Inc.*                                         116,844
                                                                      1,061,004
Athletic Footwear - 0.5%
       3,400     NIKE, Inc. - Class B                                   276,454
Audio and Video Products - 0.4%
       1,900     Harman International Industries, Inc.                  228,342
Automotive - Medium and Heavy Duty Trucks - 0%
         300     Oshkosh Truck Corp.                                     17,670
Automotive - Truck Parts and Equipment - Original - 0%
         200     Johnson Controls, Inc.                                  11,470
Batteries and Battery Systems - 0%
         400     Energizer Holdings, Inc.*                               18,572
Beverages - Non-Alcoholic - 2.3%
      11,200     Coca-Cola Co.                                          455,392
      12,800     Pepsi Bottling Group, Inc.                             358,912
       9,700     PepsiCo, Inc.                                          480,926
                                                                      1,295,230
Beverages - Wine and Spirits - 0%
         500     Brown-Forman Corp. - Class B                            22,450
Brewery - 0.4%
       4,100     Anheuser-Busch Companies, Inc.                         204,795
Building - Residential and Commercial - 0.2%
       1,200     Centex Corp.                                            62,328
         600     M.D.C. Holdings, Inc.                                   46,050
         600     Pulte Homes, Inc.                                       32,928
                                                                        141,306
Building Products - Air and Heating - 1.0%
      14,800     American Standard Companies, Inc.*                     541,236
Building Products - Cement and Aggregate - 0%
         150     Florida Rock Industries, Inc.                            7,748
Cable Television - 0.7%
       3,100     Cablevision Systems New York Group - Class A*           63,798
         700     Cox Communications, Inc. - Class A*                     24,108
       3,675     DIRECTV Group, Inc.*                                    61,630
       6,500     Liberty Media International, Inc. - Class A*           234,325
                                                                        383,861
Casino Hotels - 0.9%
       1,300     Harrah's Entertainment, Inc.                            76,076
       2,500     Mandalay Resort Group*                                 172,000
         200     MGM Mirage, Inc.*                                       10,760
       3,300     Station Casinos, Inc.                                  168,135
       1,000     Wynn Resorts, Ltd.*                                     58,150
                                                                        485,121
Casino Services - 1.4%
      23,300     International Game Technology                          769,832
Cellular Telecommunications - 0.4%
       2,100     N.I.I. Holdings, Inc.*                                  92,967
       3,800     Nextel Communications, Inc. - Class A*                 100,662
       1,000     Nextel Partners, Inc. - Class A*                        16,840
                                                                        210,469
Chemicals - Diversified - 0.1%
         700     Dow Chemical Co.                                        31,458
Chemicals - Specialty - 0.2%
       3,800     Ecolab, Inc.                                           128,630
Coal - 0.3%
         300     Arch Coal, Inc.                                          9,756
       4,400     CONSOL Energy, Inc.                                    155,760
                                                                        165,516
Coatings and Paint Products - 0.1%
         800     Sherwin-Williams Co.                                    34,176
Commercial Banks - 0.8%
       3,600     Commerce Bancorp, Inc.                                 213,264
       1,600     Fremont General Corp.                                   34,400
         500     North Fork Bancorporation, Inc.                         22,050
       3,800     TCF Financial Corp.                                    119,776
         700     UCBH Holdings, Inc.                                     30,163
         500     W Holding Company, Inc.                                  9,995
                                                                        429,648
Commercial Services - 1.3%
       1,800     Alliance Data Systems Corp.*                            76,104
       4,900     ChoicePoint, Inc.*                                     203,987
       9,550     Iron Mountain, Inc.*                                   315,628
      12,700     ServiceMaster Co.                                      163,068
                                                                        758,787
Commercial Services - Finance - 0.3%
       1,200     Equifax, Inc.                                           31,380
       2,100     Moody's Corp.                                          163,401
                                                                        194,781
Computer Aided Design - 0.8%
       9,000     Autodesk, Inc.*                                        474,750
Computer Services - 0.5%
         200     Affiliated Computer Services, Inc. - Class A*           10,910
       1,900     Cognizant Technology Solutions Corp.*                   64,600
       3,500     DST Systems, Inc.*                                     156,975
       1,500     Reynolds and Reynolds Co.                               36,915
                                                                        269,400
Computers - 0.8%
       1,100     Apple Computer, Inc.*                                   57,783
       3,200     Dell, Inc.*                                            112,192
       3,200     IBM Corp.                                              287,200
                                                                        457,175
Computers - Integrated Systems - 0.4%
       2,200     National Instruments Corp.                              60,566
       2,500     NCR Corp.*                                             140,875
                                                                        201,441
Computers - Memory Devices - 0.1%
       1,700     Storage Technology Corp.*                               45,934
Computers - Peripheral Equipment - 0.6%
       4,000     Lexmark International Group, Inc. - Class A*           332,440
Consumer Products - Miscellaneous - 1.0%
       5,200     Clorox Co.                                             283,920
         300     Fortune Brands, Inc.                                    21,846
       4,600     Kimberly-Clark Corp.                                   274,482
         100     Scotts Co. - Class A*                                    6,422
                                                                        586,670
Containers - Metal and Glass - 0.4%
       5,500     Ball Corp.                                             219,175
Containers - Paper and Plastic - 0.6%
       5,500     Pactiv Corp.*                                          130,295
       4,100     Sealed Air Corp.*                                      203,114
                                                                        333,409
Cosmetics and Toiletries - 3.2%
         300     Alberto-Culver Co.                                      13,458
      10,800     Avon Products, Inc.                                    427,140
       2,700     Estee Lauder Companies, Inc. - Class A*                115,965
      15,500     Gillette Co.                                           642,940
       1,600     International Flavors & Fragrances, Inc.                62,480
      11,200     Procter & Gamble Co.                                   573,216
                                                                      1,835,199
Data Processing and Management - 2.1%
       6,300     Acxiom Corp.                                           157,500
       8,600     Automatic Data Processing, Inc.                        373,154
       1,900     Certegy, Inc.                                           67,165
       3,500     Dun & Bradstreet Corp.*                                197,960
       8,800     First Data Corp.                                       363,264
         900     Global Payments, Inc.                                   49,284
                                                                      1,208,327
Dental Supplies and Equipment - 0.2%
       3,300     Patterson Companies, Inc.*                             123,750
Diagnostic Equipment - 0.1%
       1,700     Cytyc Corp.*                                            44,353
Diagnostic Kits - 0.3%
         500     Dade Behring Holdings, Inc.*                            28,145
       2,900     IDEXX Laboratories, Inc.*                              144,536
                                                                        172,681
Dialysis Centers - 0.5%
       4,900     Davita, Inc.*                                          145,138
       4,900     Renal Care Group, Inc.*                                154,644
                                                                        299,782
Direct Marketing - 0.2%
       5,100     Harte-Hanks Communications, Inc.                       131,274
Disposable Medical Products - 0.9%
       9,400     C.R. Bard, Inc.                                        533,920
Distribution/Wholesale - 0.6%
       2,300     CDW Corp.*                                             142,669
       1,500     Fastenal Co.                                            82,845
       2,900     Hughes Supply, Inc.                                     82,389
         200     W.W. Grainger, Inc.                                     11,718
                                                                        319,621
Diversified Operations - 5.8%
       9,200     3M Co.                                                 713,644
       1,400     Brink's Co.                                             44,940
      10,400     Danaher Corp.                                          573,352
      47,200     General Electric Co.                                 1,610,464
         600     Harsco Corp.                                            29,070
       2,400     Illinois Tool Works, Inc.                              221,472
       1,200     ITT Industries, Inc.                                    97,368
         100     Roper Industries, Inc.                                   6,166
                                                                      3,296,476
Diversified Operations-Commercial Services - 0.1%
         700     ARAMARK Corp. - Class B                                 15,785
       1,500     Cendant Corp.                                           30,885
                                                                         46,670
E-Commerce/Services - 0.8%
       4,700     eBay, Inc.*                                            458,767
Electric - Integrated - 0%
       1,100     Allegheny Energy, Inc.*                                 20,141
Electric Products - Miscellaneous - 0.2%
       3,800     AMETEK, Inc.                                           125,096
         200     Emerson Electric Co.                                    12,810
                                                                        137,906
Electronic Components - Semiconductors - 1.0%
         200     Advanced Micro Devices, Inc.*                            3,364
       1,000     Broadcom Corp. - Class A*                               27,050
       1,100     Freescale Semiconductor, Inc. - Class A*                17,094
      12,800     Intel Corp.                                            284,928
       2,000     National Semiconductor Corp.                            33,400
       2,300     NVIDIA Corp.*                                           33,281
       5,200     Xilinx, Inc.                                           159,120
                                                                        558,237
Electronic Forms - 0.2%
       1,700     Adobe Systems, Inc.                                     95,251
Electronic Measuring Instruments - 0.2%
       1,000     Agilent Technologies, Inc.*                             25,060
       1,600     FLIR Systems, Inc.*                                     85,136
         400     Tektronix, Inc.                                         12,132
                                                                        122,328
Electronics - Military - 0.2%
       1,700     L-3 Communications Holdings, Inc.                      112,081
Engineering - Research and Development Services - 0%
         400     Fluor Corp.                                             18,577
Engines - Internal Combustion - 0%
         100     Briggs & Stratton Corp.                                  7,181
Enterprise Software/Services - 0.1%
       2,900     BMC Software, Inc.*                                     54,868
Entertainment Software - 0.2%
       3,800     Activision, Inc.*                                       55,024
         900     Electronic Arts, Inc.*                                  40,428
                                                                         95,452
Fiduciary Banks - 0%
         300     Investors Financial Services Corp.                      11,547
         300     State Street Corp.                                      13,515
                                                                         25,062
Finance - Commercial - 0%
         500     CapitalSource, Inc.*                                    11,200
Finance - Consumer Loans - 0%
         500     SLM Corp.                                               22,630
Finance - Credit Card - 0%
         500     American Express Co.                                    26,535
Finance - Investment Bankers/Brokers - 0.2%
       2,100     Friedman, Billings, Ramsey Group, Inc. -
                   A Shares                                              35,994
       1,300     Legg Mason, Inc.                                        82,823
                                                                        118,817
Finance - Mortgage Loan Banker - 0.2%
         450     Doral Financial Corp.                                   18,891
         100     Fannie Mae                                               7,015
         900     Freddie Mac                                             59,940
                                                                         85,846
Finance - Other Services - 0.1%
         300     Chicago Mercantile Exchange Holdings, Inc.              52,719
Food - Confectionary - 1.1%
       8,000     Hershey Foods Corp.                                    405,520
       3,300     Wm. Wrigley Jr. Company                                215,820
                                                                        621,340
Food - Diversified - 2.1%
       1,900     H.J. Heinz Co.                                          69,065
       5,700     Kellogg Co.                                            245,100
       8,200     McCormick & Company, Inc.                              290,526
      26,200     Sara Lee Corp.                                         609,936
                                                                      1,214,627
Food - Retail - 0.9%
       6,100     Whole Foods Market, Inc.                               496,723
Food - Wholesale/Distribution - 0.6%
      11,100     Sysco Corp.                                            358,197
Footwear and Related Apparel - 0.2%
       1,400     Timberland Co. - Class A*                               85,960
Gold Mining - 0.1%
       1,600     Newmont Mining Corp.                                    76,032
Hazardous Waste Disposal - 0%
         500     Stericycle, Inc.*                                       22,665
Home Decoration Products - 0%
         600     Newell Rubbermaid, Inc.                                 12,936
Home Furnishings - 0.1%
       2,000     Leggett & Platt, Inc.                                   56,260
Hotels and Motels - 0.3%
         600     Hilton Hotels Corp.                                     11,940
         200     Marriott International, Inc. - Class A                  10,898
       2,700     Starwood Hotels & Resorts Worldwide, Inc.*             128,871
                                                                        151,709
Human Resources - 0%
         400     Robert Half International, Inc.                         10,612
Industrial Automation and Robotics - 0.1%
       1,300     Rockwell Automation, Inc.                               54,197
Industrial Gases - 0%
         200     Praxair, Inc.                                            8,440
Instruments - Controls - 0.4%
       2,200     Mettler-Toledo International, Inc.*                    105,380
       4,900     Thermo Electron Corp.*                                 142,100
                                                                        247,480
Instruments - Scientific - 1.2%
       4,584     Fisher Scientific International, Inc.*                 262,938
       3,900     PerkinElmer, Inc.                                       80,106
       8,100     Waters Corp.*                                          334,449
                                                                        677,493
Insurance Brokers - 0.5%
       4,000     Arthur J. Gallagher & Co.                              112,400
       4,800     Brown & Brown, Inc.                                    200,448
                                                                        312,848
Internet Content - Information/News - 0%
         400     Ask Jeeves, Inc.*                                       10,312
Internet Infrastructure Equipment - 0.1%
         800     Avocent Corp.*                                          28,480
Internet Infrastructure Software - 0%
       1,300     Akamai Technologies, Inc.*                              18,005
Internet Security - 1.5%
       2,400     CheckFree Corp.*                                        74,400
       2,000     McAfee, Inc.*                                           48,400
      12,600     Symantec Corp.*                                        717,444
         500     VeriSign, Inc.*                                         13,415
                                                                        853,659
Investment Companies - 0.1%
       2,500     American Capital Strategies, Ltd.                       77,375
Investment Management and Advisory Services - 0.1%
         200     BlackRock, Inc.                                         14,700
         400     Federated Investors, Inc. - Class B                     11,596
         300     T. Rowe Price Group, Inc.                               16,731
                                                                         43,027
Leisure and Recreation Products - 0.2%
       2,100     Brunswick Corp.*                                        98,532
Life and Health Insurance - 0.7%
      10,600     AFLAC, Inc.                                            380,328
Linen Supply and Related Items - 0.1%
       1,100     Cintas Corp.*                                           47,454
Lottery Services - 0.2%
       5,300     GTECH Holdings Corp.                                   125,451
Machinery - Construction and Mining - 0%
         200     Caterpillar, Inc.                                       16,108
Machinery - Print Trade - 0.3%
       2,775     Zebra Technologies Corp. - Class A*                    147,047
Machinery - Pumps - 0.2%
       2,600     Graco, Inc.                                             89,440
Medical - Biomedical and Genetic - 1.6%
         300     Affymetrix, Inc.*                                        9,150
         576     Amgen, Inc.*                                            32,717
       7,100     Biogen Idec, Inc.*                                     412,936
         400     Celgene Corp.*                                          11,848
       1,500     Charles River Laboratories International, Inc.*         70,185
       7,500     Genentech, Inc.*                                       341,475
         200     Genzyme Corp.*                                          10,494
                                                                        888,805
Medical - Drugs - 6.4%
         300     Abbott Laboratories                                     12,789
       2,100     Cephalon, Inc.*                                        100,107
       6,200     Eli Lilly and Co.                                      340,442
      12,700     Forest Laboratories, Inc.*                             566,420
         850     IVAX Corp.*                                             15,385
       4,500     Medicis Pharmaceutical Corp. - Class A                 183,015
         800     MedImmune, Inc.                                         22,736
       7,800     Merck & Company, Inc.                                  244,218
         800     OSI Pharmaceuticals, Inc.*                              51,984
      56,660     Pfizer, Inc.                                         1,640,306
      27,700     Schering-Plough Corp.                                  501,647
                                                                      3,679,049
Medical - HMO - 2.0%
       2,500     Aetna, Inc.*                                           237,500
       1,300     Anthem, Inc.*                                          104,520
       2,100     Conventry Health Care, Inc.*                            85,890
       6,785     UnitedHealth Group, Inc.*                              491,234
       2,300     WellPoint Health Networks, Inc.*                       224,618
                                                                      1,143,762
Medical - Hospitals - 0.2%
         600     Community Health Care Corp.*                            16,092
       1,700     HCA, Inc.                                               62,441
       2,000     Health Management Associates, Inc. - Class A            41,320
         300     Triad Hospitals, Inc.*                                   9,909
         300     Universal Health Services, Inc. - Class B               12,468
                                                                        142,230
Medical - Nursing Homes - 0%
         100     Manor Care, Inc.                                         3,274
Medical Information Systems - 0.2%
       4,200     IMS Health, Inc.                                        88,956
Medical Instruments - 3.1%
       2,300     Beckman Coulter, Inc.                                  136,850
       8,600     Boston Scientific Corp.*                               303,580
       3,300     Edwards Lifesciences Corp.*                            112,794
       7,400     Guidant Corp.                                          492,988
       4,000     Medtronic, Inc.                                        204,440
       6,900     St. Jude Medical, Inc.*                                528,333
                                                                      1,778,985
Medical Labs and Testing Services - 1.6%
       5,700     Covance, Inc.*                                         226,404
       6,000     Laboratory Corporation of America Holdings*            274,800
       5,000     Quest Diagnostics, Inc.*                               437,700
                                                                        938,904
Medical Products - 6.5%
       7,200     Baxter International, Inc.*                            221,472
      10,300     Becton, Dickinson and Co.                              540,750
       3,400     Biomet, Inc.*                                          158,712
         200     Cooper Companies, Inc.                                  14,070
         300     Henry Schein, Inc.*                                     18,969
      13,400     Johnson & Johnson                                      782,292
      11,400     Stryker Corp.*                                         491,226
      11,300     Varian Medical Systems, Inc.*                          453,695
      12,800     Zimmer Holdings, Inc.*                                 993,151
                                                                      3,674,337
Metal - Aluminum - 0.1%
         900     Alcoa, Inc.                                             29,250
Metal - Diversified - 0.1%
       1,300     Freeport-McMoRan Copper & Gold, Inc. - Class B          47,086
Metal Processors and Fabricators - 0.3%
       1,400     Precision Castparts Corp.                               84,000
       2,700     Timken Co.                                              64,800
       2,000     Worthington Industries, Inc.                            39,700
                                                                        188,500
Motorcycle and Motor Scooter Manufacturing - 0.5%
       5,200     Harley-Davidson, Inc.                                  299,364
Multi-Line Insurance - 0.9%
       6,900     American International Group, Inc.                     418,899
         300     HCC Insurance Holdings, Inc.                             8,910
       1,000     Prudential Financial, Inc.*                             46,470
         400     Unitrin, Inc.                                           17,272
                                                                        491,551
Multimedia - 1.0%
       4,700     E.W. Scripps Co. - Class A                             224,284
       2,900     McGraw-Hill Companies, Inc.                            250,125
         600     Meredith Corp.                                          29,400
       2,700     Time Warner, Inc.*                                      44,928
         500     Walt Disney Co.*                                        12,610
                                                                        561,347
Networking Products - 0.5%
      13,600     Cisco Systems, Inc.*                                   261,256
         902     Juniper Networks, Inc.*                                 24,002
                                                                        285,258
Non-Hazardous Waste Disposal - 0.2%
       3,100     Waste Management, Inc.                                  88,288
Office Automation and Equipment - 0.1%
       2,800     Xerox Corp.*                                            41,356
Office Furnishings - Original - 0%
         300     Herman Miller, Inc.                                      6,930
         400     HNI, Corp.                                              16,160
                                                                         23,090
Office Supplies and Forms - 0.6%
       5,200     Avery Dennison Corp.                                   316,368
Oil - Field Services - 1.9%
       7,400     Baker Hughes, Inc.                                     316,942
       6,200     BJ Services Co.                                        316,200
       9,800     Halliburton Co.                                        362,992
       2,100     Tidewater, Inc.                                         64,953
       1,000     Varco International, Inc.*                              27,680
                                                                      1,088,767
Oil and Gas Drilling - 0.5%
       2,500     Diamond Offshore Drilling, Inc.                         84,500
       9,800     Patterson-UTI Energy, Inc.                             188,454
                                                                        272,954
Oil Companies - Exploration and Production - 1.9%
       4,400     Burlington Resources, Inc.                             182,600
       2,600     Newfield Exploration Co.*                              151,320
       4,600     Patina Oil & Gas Corp.                                 131,560
       2,198     Pioneer Natural Resources Co.                           71,215
      15,516     XTO Energy, Inc.                                       517,924
                                                                      1,054,619
Oil Field Machinery and Equipment - 1.6%
         400     Cooper Cameron Corp.*                                   19,340
       3,400     FMC Technologies, Inc.*                                102,782
       7,100     Grant Prideco, Inc.*                                   145,976
       2,900     National-Oilwell, Inc.*                                 97,759
       9,100     Smith International, Inc.*                             528,528
                                                                        894,385
Optical Supplies - 0.1%
         900     Bausch & Lomb, Inc.                                     54,864
Pharmacy Services - 1.3%
         600     Accredo Health, Inc.*                                   13,818
      11,966     Caremark Rx, Inc.*                                     358,621
         200     Express Scripts, Inc. - Class A*                        12,800
       9,925     Medco Health Solutions, Inc.*                          336,557
                                                                        721,796
Pipelines - 0.1%
       1,000     Kinder Morgan, Inc.                                     64,370
Property and Casualty Insurance - 0.2%
       1,200     Progressive Corp.                                      112,260
         250     Transatlantic Holdings, Inc.                            14,563
         300     W. R. Berkley Corp.                                     12,822
                                                                        139,645
Publishing - Books - 0.2%
       3,400     John Wiley & Sons, Inc. - Class A                      110,330
Publishing - Newspapers - 0.8%
         500     Washington Post Co. - Class B                          457,500
Racetracks - 0%
         200     International Speedway Corp. - Class A*                  9,408
Radio - 0%
         200     XM Satellite Radio Holdings, Inc. - Class A*             6,464
Real Estate Operating/Development - 0.1%
         900     St. Joe Co.                                             45,810
Recreational Vehicles - 0.1%
         600     Polaris Industries, Inc.                                35,610
REIT - Health Care - 0.2%
       4,100     Ventas, Inc.                                           110,290
REIT - Regional Malls - 0.3%
         700     CBL & Associates Properties, Inc.                       45,885
         700     General Growth Properties, Inc.                         23,093
       1,700     Mills Corp.                                             94,265
                                                                        163,243
REIT - Shopping Centers - 0.1%
         500     Regency Centers Corp.                                   24,430
         300     Weingarten Realty Investors                             10,848
                                                                         35,278
REIT - Warehouse and Industrial - 0.1%
       1,400     Catellus Development Corp.                              40,376
Research and Development - 0.2%
       2,700     Pharmaceutical Product Development, Inc.*              114,021
Respiratory Products - 0.4%
         900     ResMed, Inc.*                                           42,300
       3,900     Respironics, Inc.*                                     199,251
                                                                        241,551
Retail - Apparel and Shoe - 1.2%
       1,800     Abercrombie & Fitch Co. - Class A                       70,524
       3,700     American Eagle Outfitters, Inc.                        151,256
       2,900     Chico's FAS, Inc.*                                     116,087
       2,700     Gap, Inc.                                               53,946
         700     Limited, Inc.                                           17,346
       2,000     Nordstrom, Inc.                                         86,360
       3,500     Ross Stores, Inc.                                       91,945
       1,800     Urban Outfitters, Inc.*                                 73,800
                                                                        661,264
Retail - Auto Parts - 0%
         200     Advance Auto Parts, Inc.*                                7,824
Retail - Automobile - 0.2%
       6,600     Copart, Inc.*                                          122,628
Retail - Bookstore - 0%
         300     Barnes & Noble, Inc.*                                    9,981
Retail - Discount - 0.6%
       2,200     Costco Wholesale Corp.                                 105,468
         900     Target Corp.                                            45,018
       1,400     TJX Companies, Inc.                                     33,572
       2,600     Wal-Mart Stores, Inc.                                  140,192
                                                                        324,250
Retail - Drug Store - 0%
         600     CVS Corp.                                               26,076
Retail - Hair Salons - 0.1%
         700     Regis Corp.                                             29,960
Retail - Pet Food and Supplies - 0%
         700     PETsMART, Inc.                                          22,386
Retail - Restaurants - 1.7%
       1,400     Applebee's International, Inc.*                         32,018
       4,500     Brinker International, Inc.*                           145,350
       1,200     Cheesecake Factory, Inc.*                               52,092
       2,100     Outback Steakhouse, Inc.                                83,139
      12,200     Starbucks Corp.*                                       645,136
         100     Wendy's International, Inc.                              3,337
         400     Yum! Brands, Inc.                                       17,400
                                                                        978,472
Savings/Loan/Thrifts - 0.1%
         200     Golden West Financial Corp.                             23,384
         500     Hudson City Bancorp, Inc.                               18,270
                                                                         41,654
Schools - 0.7%
       5,534     Apollo Group, Inc. - Class A*                          365,244
         500     DeVry, Inc.*                                             7,300
         200     Laureate Education, Inc.*                                7,844
                                                                        380,388
Semiconductor Components/Integrated Circuits - 0.3%
         300     Linear Technology Corp.                                 11,364
       3,300     Maxim Integrated Products, Inc.                        145,167
                                                                        156,531
Soap and Cleaning Preparations - 0.2%
       3,350     Church & Dwight Company, Inc.                           91,187
Steel - Producers - 0.2%
       2,900     Nucor Corp.                                            122,467
Super-Regional Banks - 0%
         700     U.S. Bancorp                                            20,027
Telecommunication Equipment - 0%
         100     Harris Corp.                                             6,153
         300     Plantronics, Inc.                                       13,050
                                                                         19,203
Telecommunication Equipment - Fiber Optics - 0.1%
       6,500     Corning, Inc.*                                          74,425
Telephone - Integrated - 0.1%
         500     Sprint Corp.                                            10,475
         500     Telephone and Data Systems, Inc.                        37,450
                                                                         47,925
Television - 0%
         900     Univision Communications, Inc. - Class A*               27,864
Therapeutics - 0%
         200     Gilead Sciences, Inc.*                                   6,926
Tools - Hand Held - 0.5%
       3,700     Black & Decker Corp.                                   297,036
Transportation - Air Freight - 0%
         500     CNF, Inc.                                               21,890
Transportation - Services - 0.3%
       1,500     Expeditors International of Washington, Inc.            85,650
         100     FedEx Corp.                                              9,112
         300     Ryder System, Inc.                                      15,030
       1,000     United Parcel Service, Inc. - Class B                   79,180
                                                                        188,972
Transportation - Truck - 0%
         600     J.B. Hunt Transport Services, Inc.                      24,516
Veterinary Diagnostics - 0.1%
       1,600     VCA Antech, Inc.*                                       35,872
Web Hosting/Design - 0.1%
       1,300     Macromedia, Inc.*                                       35,282
Web Portals/Internet Service Providers - 0.8%
         100     Google, Inc. - Class A*                                 19,071
      11,600     Yahoo!, Inc.*                                          419,804
                                                                        438,875
Wireless Equipment - 2.0%
      19,700     Motorola, Inc.                                         340,022
      19,200     QUALCOMM, Inc.                                         802,752
         100     SpectraSite, Inc.*                                       5,130
                                                                      1,147,904
--------------------------------------------------------------------------------
Total Common Stock (cost $50,466,170)                                53,616,506
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 5.3%
                 Federal Home Loan Bank System
$  3,000,000       1.69%, 11/1/04 (amortized cost $3,000,000)         3,000,000
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.5%
                 U.S. Treasury Bill
     300,000       1.665%, 12/23/04** (amortized cost $299,278)         299,278
--------------------------------------------------------------------------------
Total Investments (total cost $53,765,448) - 100%                    $56,915,784
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Puerto Rico                       $        28,886                  0.0%
United States++                        56,886,898                100.0

      Total                       $    56,915,784                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (94.2% excluding Short-Term Securities and Other Securities)


SCHEDULE OF FUTURES CONTRACTS
As of October 31, 2004

Financial Futures - Long

45 Contracts         S&P 500(R) Index E-mini
                     expires December 2004, principal
                     amount $2,510,500, value $2,543,175
                     cumulative appreciation ....$32,675


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

REIT        Real Estate Investment Trusts

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund                               $   285,000
--------------------------------------------------------------------------------

JANUS ADVISER SMALL COMPANY VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 96.6%
Building and Construction - Miscellaneous - 2.2%
      11,547     Dycom Industries, Inc.*                         $      377,010
Building Products - Lighting Fixtures - 1.3%
       3,059     Genlyte Group, Inc.*                                   225,020
Capacitators - 0.4%
       9,841     KEMET Corp.*                                            76,366
Chemicals - Diversified - 0.7%
       2,865     FMC Corp.*                                             125,630
Chemicals - Specialty - 2.0%
       9,963     Cabot Corp.                                            339,539
Collectibles - 2.0%
      12,205     RC2 Corp.*                                             340,031
Commercial Banks - 18.1%
       6,444     1st Source Corp.                                       174,697
       2,981     BancFirst Corp.                                        193,884
       1,984     BancorpSouth, Inc.                                      47,199
       9,060     Bank of Granite Corp.                                  188,222
       6,873     Camden National Corp.                                  253,270
      10,063     Community Bank System, Inc.                            277,840
       1,413     First Citizens BancShares, Inc. - Class A              166,663
       8,670     First Commonwealth Financial Corp.                     125,888
       6,914     First Financial Corp.                                  218,413
       5,155     First of Long Island Corp.                             226,872
       5,430     Omega Financial Corp.                                  195,860
       7,316     Peoples Bancorp, Inc.                                  205,214
       6,841     Simmons First National Corp. - Class A                 184,365
      13,999     TriCo Bancshares                                       303,919
       2,658     UMB Financial Corp.                                    136,754
       8,201     Washington Trust Bancorp, Inc.                         226,102
                                                                      3,125,162
Commercial Services - 2.0%
      14,142     Steiner Leisure, Ltd.*                                 344,923
Computer Services - 1.1%
       3,085     CACI International, Inc.*                              188,092
Consulting Services - 1.2%
      11,520     FTI Consulting, Inc.*                                  216,115
Distribution/Wholesale - 1.6%
       6,215     United Stationers, Inc.*                               276,568
Electric - Integrated - 1.2%
       3,735     Central Vermont Public Service Corp.                    82,095
       4,670     Otter Tail Corp.                                       120,813
                                                                        202,908
Electronic Components - Miscellaneous - 0.6%
       7,808     Plexus Corp.*                                           96,741
Electronic Components - Semiconductors - 0.6%
       9,782     Zoran Corp.*                                            98,700
Entertainment Software - 1.0%
       5,540     Take-Two Interactive Software, Inc.*                   182,598
Environmental Consulting and Engineering - 0.8%
       8,245     TRC Companies, Inc.*                                   143,628
Food - Canned - 1.0%
      15,980     Del Monte Foods Co.*                                   170,666
Food - Diversified - 1.2%
       4,790     J & J Snack Foods Corp.*                               211,862
Food - Retail - 2.9%
      15,221     Ruddick Corp.                                          306,399
       5,559     Weis Markets, Inc.                                     204,349
                                                                        510,748
Footwear and Related Apparel - 0.6%
       6,685     Steven Madden, Ltd.*                                   107,027
Gas - Distribution - 1.1%
       3,392     Atmos Energy Corp.                                      87,548
       2,229     Piedmont Natural Gas Company, Inc.                     101,486
                                                                        189,034
Human Resources - 1.1%
      26,483     Spherion Corp.*                                        190,413
Internet Applications Software - 2.6%
      16,244     Interwoven, Inc.*                                      147,333
      25,851     Stellent, Inc.*                                        185,610
     113,698     Vignette Corp.*                                        126,205
                                                                        459,148
Leisure and Recreation Products - 0.9%
      12,105     Multimedia Games, Inc.*                                159,786
Machinery - General Industrial - 3.5%
      11,916     Applied Industrial Technologies, Inc.                  443,275
       9,981     Stewart & Stevenson Services, Inc.                     169,677
                                                                        612,952
Medical - HMO - 2.1%
       6,091     Amerigroup Corp.*                                      365,460
Medical - Nursing Homes - 0.7%
       5,230     Kindred Healthcare, Inc.*                              126,043
Medical Instruments - 1.0%
       5,525     Datascope Corp.                                        179,342
Medical Labs and Testing Services - 1.3%
       5,775     Covance, Inc.*                                         229,383
Medical Products - 1.2%
       2,936     Cooper Companies, Inc.                                 206,548
Multi-Line Insurance - 1.2%
       7,180     American Financial Group, Inc.                         212,528
Non-Ferrous Metals - 0.6%
       5,612     RTI International Metals, Inc.*                        112,408
Office Furnishings - Original - 1.3%
       5,661     HNI, Corp.                                             228,704
Oil - Field Services - 1.5%
       8,507     Tetra Technologies, Inc.*                              254,700
Oil and Gas Drilling - 1.1%
       3,818     Atwood Oceanics, Inc.*                                 183,073
Oil Field Machinery and Equipment - 1.3%
       2,270     Cooper Cameron Corp.*                                  109,755
       4,414     Maverick Tube Corp.*                                   116,397
                                                                        226,152
Paper and Related Products - 0.8%
       5,385     Louisiana-Pacific Corp.                                131,986
Printing - Commercial - 1.3%
      18,296     Bowne & Company, Inc.                                  227,419
REIT - Health Care - 0.6%
       4,440     Nationwide Health Properties, Inc.                     100,211
REIT - Hotels - 0.6%
       7,710     Innkeepers USA Trust                                   106,784
REIT - Office Property - 4.6%
       1,413     Alexandria Real Estate Equities, Inc.                   93,329
       4,830     Kilroy Realty Corp.                                    191,993
       5,120     Maguire Properties, Inc.                               133,888
       4,995     Prentiss Properties Trust                              179,720
       3,730     SL Green Realty Corp.                                  204,478
                                                                        803,408
REIT - Regional Malls - 1.0%
       2,895     Macerich Co.                                           172,976
REIT - Shopping Centers - 3.0%
       5,945     Acadia Realty Trust                                     91,553
       3,385     Pan Pacific Retail Properties, Inc.                    191,760
       5,000     Regency Centers Corp.                                  244,300
                                                                        527,613
REIT - Warehouse and Industrial - 2.1%
       6,815     Catellus Development Corp.                             196,545
       8,750     First Potomac Realty Trust                             176,925
                                                                        373,470
Research and Development - 1.2%
       5,075     Pharmaceutical Product Development, Inc.*              214,317
Retail - Bookstore - 1.0%
       5,240     Barnes & Noble, Inc.*                                  174,335
Retail - Jewelry - 1.9%
      11,320     Zale Corp.*                                            322,846
Retail - Mail Order - 2.2%
      19,717     Brookstone, Inc.*                                      377,778
Retail - Restaurants - 1.0%
       4,920     CBRL Group, Inc.                                       178,399
Retail - Video Rental - 1.1%
      11,445     Movie Gallery, Inc.                                    185,180
Savings/Loan/Thrifts - 4.8%
       7,050     First Defiance Financial Corp.                         195,285
       5,345     FirstFed Financial Corp.*                              274,733
       6,298     Parkvale Financial Corp.                               168,597
       7,045     Provident Financial Holdings, Inc.                     204,728
                                                                        843,343
Telecommunication Equipment - Fiber Optics - 0.5%
      40,066     Optical Communication Products, Inc.*                   85,341
Telephone - Integrated - 0.7%
       4,570     Golden Telecom, Inc.                                   130,199
Toys - 1.2%
      13,285     Jakks Pacific, Inc.*                                   209,372
Water - 1.4%
       9,660     American States Water Co.                              237,636
Wire and Cable Products - 0.6%
       4,675     Belden CDT, Inc.                                       103,925
--------------------------------------------------------------------------------
Total Common Stock (cost $13,516,916)                                16,801,546
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 3.4%
                 Federal Home Loan Bank System
$    600,000       1.69%, 11/1/04 (amortized cost $600,000)             600,000
--------------------------------------------------------------------------------
Total Investments (total cost $14,116,916) - 100%                   $17,401,546
================================================================================

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Bahamas                           $       344,923                  2.0%
United States++                        17,056,623                 98.0

      Total                       $    17,401,546                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (94.6% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

REIT        Real Estate Investment Trusts

*     Non-income-producing security.

JANUS ADVISER WORLDWIDE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 83.7%
Advertising Agencies - 0.9%
     472,955     Interpublic Group of Companies, Inc.*           $    5,798,428
Advertising Services - 1.7%
   1,132,201     WPP Group PLC**                                     11,337,360
Apparel Manufacturers - 1.1%
     610,832     Burberry Group PLC**                                 4,373,398
      15,570     Hermes International*,#                              2,994,649
                                                                      7,368,047
Automotive - Cars and Light Trucks - 1.3%
     757,000     Nissan Motor Company, Ltd.**                         8,518,834
Automotive - Truck Parts and Equipment - Original - 0.3%
      50,900     Autoliv, Inc. (SDR)                                  2,153,884
Beverages - Wine and Spirits - 2.3%
   1,154,942     Diageo PLC**                                        15,416,578
Brewery - 4.7%
     207,105     Anheuser-Busch Companies, Inc.                      10,344,895
     459,712     Heineken N.V.                                       14,408,942
     742,000     Kirin Brewery Company, Ltd.**                        6,652,076
                                                                     31,405,913
Broadcast Services and Programming - 1.5%
     186,631     Grupo Televisa S.A. (ADR)*                          10,264,705
Cable Television - 0.7%
     164,735     Comcast Corp. - Special Class A*                     4,783,904
Chemicals - Specialty - 1.9%
      13,657     Givaudan S.A.*,**                                    8,508,273
      41,358     Syngenta A.G.*,**                                    3,931,153
                                                                     12,439,426
Commercial Banks - 4.0%
     290,284     Anglo Irish Bank Corporation PLC                     5,501,928
     695,000     DBS Group Holdings, Ltd.**                           6,510,734
       1,045     Mitsubishi Tokyo Financial Group, Inc.*,**           8,856,766
      83,602     UBS A.G.*,**                                         6,005,121
                                                                     26,874,549
Cosmetics and Toiletries - 1.7%
     313,000     Kao Corp.**                                          7,206,752
     305,000     Shiseido Company, Ltd.**                             3,972,267
                                                                     11,179,019
Diversified Minerals - 1.1%
     343,545     Companhia Vale do Rio Doce (ADR)*                    7,269,412
Diversified Operations - 5.0%
      66,877     Louis Vuitton Moet Hennessy S.A.#                    4,568,321
     896,375     Smiths Group PLC**                                  12,244,347
     519,515     Tyco International, Ltd. (New York Shares)          16,182,893
                                                                     32,995,561
E-Commerce/Services - 3.7%
   1,142,660     IAC/InterActiveCorp*,#                              24,704,309
Electric - Integrated - 0.2%
      94,972     Reliance Energy, Ltd.                                1,311,897
Electric Products - Miscellaneous - 1.3%
      21,510     Samsung Electronics Company, Ltd.                    8,444,524
Electronic Components - Miscellaneous - 2.1%
      48,030     Hon Hai Precision Industry Company, Ltd.*              176,850
     439,603     Koninklijke (Royal) Philips Electronics N.V.*       10,373,138
     154,020     Koninklijke (Royal) Philips Electronics N.V.
                   (New York Shares)*                                 3,668,756
                                                                     14,218,744
Electronic Design Automation - 0.4%
     172,725     Synopsys, Inc.*                                      2,805,054
Finance - Investment Bankers/Brokers - 5.6%
     246,925     Citigroup, Inc.                                     10,956,062
     673,153     JPMorgan Chase & Co.                                25,983,707
                                                                     36,939,769
Finance - Mortgage Loan Banker - 1.9%
     127,075     Freddie Mac                                          8,463,195
     293,219     Housing Development Finance Corporation, Ltd.*       4,133,441
                                                                     12,596,636
Food - Catering - 0.9%
   1,470,796     Compass Group PLC**                                  6,063,637
Food - Diversified - 4.3%
     455,890     Cadbury Schweppes PLC**                              3,779,870
     129,985     Kraft Foods, Inc. - Class A                          4,329,800
      58,302     Nestle S.A.*,**                                     13,745,093
     115,692     Unilever N.V.#                                       6,710,791
                                                                     28,565,554
Medical - Drugs - 4.5%
     367,223     GlaxoSmithKline PLC**                                7,717,765
     115,819     Roche Holding A.G.*,**                              11,799,280
      28,037     Sanofi-Aventis*,#                                    2,043,580
     175,700     Takeda Pharmaceutical Company, Ltd.**                8,471,457
                                                                     30,032,082
Medical - HMO - 1.4%
     131,720     UnitedHealth Group, Inc.*                            9,536,528
Medical - Hospitals - 0.6%
     181,810     Health Management Associates, Inc. - Class A#        3,756,195
Money Center Banks - 1.3%
   1,344,580     ICICI Bank, Ltd.                                     8,862,106
Multimedia - 4.4%
     222,937     News Corporation, Ltd.                               1,793,446
     293,619     Vivendi Universal S.A.*,#                            7,996,618
     771,525     Walt Disney Co.*                                    19,457,861
                                                                     29,247,925
Oil Companies - Integrated - 2.7%
     869,455     BP PLC**                                             8,403,647
      44,894     Total S.A. - Class B#                                9,308,538
                                                                     17,712,185
Petrochemicals - 3.1%
   1,769,217     Reliance Industries, Ltd.*                          20,640,540
Property and Casualty Insurance - 3.4%
         722     Millea Holdings, Inc.*,**                            9,518,787
     772,000     Mitsui Sumitomo Insurance Company, Ltd.*,**          6,324,889
     765,000     Sompo Japan Insurance, Inc.*,**                      6,656,559
                                                                     22,500,235
Publishing - Books - 2.0%
   1,476,097     Reed Elsevier PLC**                                 13,158,185
Reinsurance - 1.5%
       3,651     Berkshire Hathaway, Inc. - Class B*                 10,237,404
Retail - Discount - 0.8%
   1,644,900     Wal-Mart de Mexico S.A. de C.V.*                     5,382,803
Soap and Cleaning Preparations - 0.9%
     209,936     Reckitt Benckiser PLC**                              5,746,928
Telephone - Integrated - 1.3%
       2,089     Nippon Telegraph & Telephone Corp.**                 8,852,528
Television - 4.7%
   3,377,265     British Sky Broadcasting Group PLC**                31,466,927
Tobacco - 0.2%
      48,295     ITC, Ltd.                                            1,157,792
Toys - 2.3%
     433,615     Mattel, Inc.*                                        7,592,599
      67,700     Nintendo Company, Ltd.**                             7,624,936
                                                                     15,217,535
--------------------------------------------------------------------------------
Total Common Stock (cost $520,348,711)                              556,963,642
--------------------------------------------------------------------------------
Preferred Stock - 0.8%
Multimedia - 0.3%
      64,235     News Corporation,Ltd. (ADR)                          2,019,548
Soap and Cleaning Preparations - 0.5%
      46,868     Henkel KGaA                                          3,508,557
--------------------------------------------------------------------------------
Total Preferred Stock (cost $6,008,953)                               5,528,105
--------------------------------------------------------------------------------
Other Securities - 5.3%
  35,216,994     State Street Navigator Securities Lending
                   Prime Portfolio+ (cost $35,216,994)               35,216,994
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 10.2%
                 Federal Home Loan Bank System
$ 67,600,000       1.69%, 11/1/04 (amortized cost $67,600,000)       67,600,000
--------------------------------------------------------------------------------
Total Investments (total cost $629,174,658) - 100%               $  665,308,741
================================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          October 31, 2004 (unaudited)

Country                                 Value         % of Investment Securities

Australia                         $     3,812,994                  0.6%
Bermuda                                16,182,893                  2.5
Brazil                                  7,269,412                  1.1
France                                 26,911,706                  4.1
Germany                                 3,508,557                  0.5
India                                  36,105,776                  5.4
Ireland                                 5,501,928                  0.8
Japan                                  82,655,851                 12.5
Mexico                                 15,647,508                  2.3
Netherlands                            35,161,627                  5.2
Singapore                               6,510,734                  1.0
South Korea                             8,444,524                  1.3
Switzerland                            43,988,920                  6.5
Taiwan                                    176,850                  0.0
United Kingdom                        119,708,642                 18.0
United States++                       253,720,819                 38.2

      Total                       $   665,308,741                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (22.7% excluding Short-Term Securities and Other Securities)


FORWARD CURRENCY CONTRACTS
Open at October 31, 2004

CURRENCY SOLD AND                    CURRENCY     CURRENCY VALUE    UNREALIZED
SETTLEMENT DATE                     UNITS SOLD       IN $ U.S.      GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 11/19/04               24,800,000    $ 45,365,049    $   (663,394)
British Pound 4/15/05                 3,000,000       5,431,293        (146,793)
Japanese Yen 3/4/05               2,075,000,000      19,698,382        (650,890)
Singapore Dollar 11/19/04             7,000,000       4,205,960        (108,101)
Swiss Franc 4/15/05                  30,500,000      25,572,289      (1,084,506)
--------------------------------------------------------------------------------
Total                                              $100,272,973    $ (2,653,684)
--------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of October 31, 2004.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of October 31, 2004 are noted below.

                                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                      $  288,081,143
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Adviser Balanced Fund, Janus Adviser Capital Appreciation Fund, Janus Adviser Core Equity Fund, Janus Adviser Flexible Income Fund, Janus Adviser Foreign Stock Fund, Janus Adviser Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser International Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Small Company Value Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities maturing within 60 days and all money market securities in Janus Adviser Money Market Fund are valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (Eastern Time). It is anticipated that sometime during the first calendar quarter of 2005, the conversion to U.S. dollars will use the applicable rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Funds and are fully collateralized. Such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts mutually agreed to by the Funds and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in United States Dollars and 105% of the market value of the loaned securities which are not denominated in United States Dollars.

As of October 31, 2004, the following Funds had on loan securities as indicated:

--------------------------------------------------------------------------------
                                                                 Value at
  Fund                                                       October 31, 2004
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                    $32,628,884
--------------------------------------------------------------------------------
Janus Adviser Capital Appreciation Fund                         51,730,432
--------------------------------------------------------------------------------
Janus Adviser Flexible Income Fund                              18,514,199
--------------------------------------------------------------------------------
Janus Adviser Growth Fund                                        9,310,631
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                             8,846,041
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          3,495,765
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                8,548,496
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   336,037
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                    33,709,213
--------------------------------------------------------------------------------

As of October 31, 2004, the following Funds received cash collateral in accordance with securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                            Cash Collateral at
  Fund                                                       October 31, 2004
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                    $33,555,272
--------------------------------------------------------------------------------
Janus Adviser Capital Appreciation Fund                         52,901,024
--------------------------------------------------------------------------------
Janus Adviser Flexible Income Fund                              18,888,709
--------------------------------------------------------------------------------
Janus Adviser Growth Fund                                        9,533,802
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                             9,090,682
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          3,630,089
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                8,205,749
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   348,224
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                    35,216,994
--------------------------------------------------------------------------------

FUTURES CONTRACTS

All Funds except Janus Adviser Money Market Fund may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser Risk-Managed Core Fund and Janus Adviser Risk-Managed Growth Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

FORWARD CURRENCY TRANSACTIONS

All Funds except Janus Adviser Money Market Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily, to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at October 31, 2004. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at October 31, 2004, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Adviser Flexible Income Fund and Janus Adviser Money Market Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

All Funds except for Janus Adviser Money Market Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Adviser Risk-Managed Core Fund and the Janus Adviser Risk-Managed Growth Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Funds and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Funds' total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of October 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

--------------------------------------------------------------------------------------------------------------------
                                       Federal Tax Cost       Unrealized          Unrealized       Net Appreciation/
                                                             Appreciation       (Depreciation)       (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced                  $  711,784,679      $   79,038,076      $   (8,743,004)      $   70,295,072
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Capital Appreciation         885,611,053         264,971,786         (18,457,671)         246,514,115
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Core Equity Fund              33,996,444           6,723,319            (397,374)           6,325,945
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Income               93,829,579           1,968,335            (324,916)           1,643,419
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Foreign Stock                  2,109,676             749,149               6,600              742,549
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth Fund                  263,445,454          54,573,721         (15,617,990)          38,955,731
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income            213,185,079          34,674,240          (6,512,387)          28,161,853
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth         236,022,581          65,068,033          (8,050,301)          57,017,732
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market                  15,267,200                  --                  --                   --
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth                87,742,691          28,794,362          (2,120,699)          26,673,663
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value                 30,328,382           2,915,876            (884,035)           2,031,841
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Core             11,434,209           1,771,581            (242,722)           1,528,859
Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed                  53,833,499           4,735,937          (1,653,652)           3,082,285
Growth Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company                 14,153,340           3,709,835            (461,629)           3,248,206
Value Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund               631,826,300          56,892,964         (23,410,523)          33,482,441
--------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

All Funds except Janus Adviser Money Market Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: December 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  December 30, 2004

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  December 30, 2004